UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	08-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

August 31, 2010

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 97.5%
ALABAMA — 1.3%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25(1)	$ 2,500,000	$ 2,568,025
Selma Industrial Development Board Gulf Opportunity Zone Rev., Series 2010 A, (International Paper Co.), 5.80%, 5/1/34(1)	1,500,000	1,587,450
		4,155,475
ARIZONA — 5.8%
Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRN, 1.17%, 10/1/10, resets quarterly at 67% of the 3-month LIBOR plus 0.81% with no caps(1)	2,500,000	1,556,075
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	500,000	580,330
Phoenix Civic Improvement Corp. Airport Rev., Series 2008 D, (Senior Lien), 5.25%, 7/1/17(1)	4,050,000	4,663,049
Phoenix Civic Improvement Corp. Airport Rev., Series 2008 D, (Senior Lien), 5.25%, 7/1/18(1)	1,000,000	1,152,220
Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29(1)	3,015,000	2,866,089
Quailwood Meadows Community Facilities District GO, 6.00%, 7/15/22(2)	1,120,000	1,082,133
Quailwood Meadows Community Facilities District GO, 6.125%, 7/15/29(2)	2,000,000	1,843,540
Salt River Agricultural Improvement & Power Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38(1)	3,000,000	3,239,340
Sundance Community Facilities District GO, 6.25%, 7/15/29(2)	395,000	398,061
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(2)	790,000	768,575
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	543,000	487,614
		18,637,026
CALIFORNIA — 9.0%
California Educational Facilities Auth. Rev., Series 1998 A, (American Jewish University), VRDN, 2.95%, 9/2/10 (LOC: Allied Irish Bank plc)(1)	4,700,000	4,700,000
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	2,000,000	2,179,880
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	2,000,000	2,039,480
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,443,519
California Pollution Control Financing Auth. Rev, (San Jose Water Company), 5.10%, 6/1/40(1)	1,785,000	1,833,873
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,113,820
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	2,000,000	1,353,340
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	2,075,000	1,554,320
Independent Cities Finance Auth. Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40(1)	4,000,000	4,084,200
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)(2)	1,000,000	964,130
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	239,787
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	260,000	247,107
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	1,003,490

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	$ 1,500,000	$ 1,508,235
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39(2)	1,550,000	1,616,774
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	2,000,000	2,163,700
		29,045,655
COLORADO — 5.6%
Colorado Springs Hospital Rev., (Memorial Health System), 6.25%, 12/15/33(1)	2,000,000	2,199,380
Denver City & County Airport System Rev., Series 2010 A, 5.00%, 11/15/22(1)	1,000,000	1,146,050
Denver Health & Hospital Auth. Healthcare Rev., Series 2009 A, 6.25%, 12/1/33(1)	4,000,000	4,197,080
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	4,000,000	3,457,960
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24(1)	3,000,000	2,782,350
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Improvement Fee), 8.00%, 12/1/25	1,500,000	1,574,685
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,049,280
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(3)	1,800,000	896,220
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(3)	1,500,000	746,985
		18,049,990
CONNECTICUT — 0.3%
Connecticut Development Auth. Industrial Rev., (AFCO Cargo Buildings LLC), 8.00%, 4/1/30	1,000,000	981,030
DELAWARE — 0.5%
Delaware State Economic Development Auth. Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31(1)	1,500,000	1,572,705
FLORIDA — 9.7%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39(1)	3,000,000	3,159,810
Broward County Airport System Rev., Series 2009 O, 5.375%, 10/1/29(1)	1,175,000	1,273,712
Dupree Lakes Community Development District Special Assessment Rev., 5.00%, 11/1/10	1,640,000	1,541,928
Escambia County Health Facilities Auth. Rev., Series 2003 B, (Azalea Trace, Inc.), VRDN, 0.28%, 9/1/10 (Radian) (LOC: Bank of America N.A.) (SBBPA: Bank of America N.A.)(1)	1,700,000	1,700,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.58%, 9/1/10(1)	1,000,000	1,000,000
Florida Municipal Power Agency Rev., Series 2008 A, (All-Requirements Power Supply), 5.25%, 10/1/19(1)	5,000,000	6,013,250
Hillsborough County Industrial Development Health Facilities Auth. Rev., Series 2008 B, (University Community Hospital), 8.00%, 8/15/32(1)	1,500,000	1,756,440
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	5,000,000	5,490,800
Miami-Dade County Aviation Rev., Series 2009 A, 5.50%, 10/1/36(1)	1,785,000	1,913,377
Miami-Dade County Health Facilities Auth. Rev., Series 2008 A2, (Miami Children's Hospital), VRDN, 4.55%, 8/1/13 (NATL)(1)	2,000,000	2,113,440
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	400,000	431,368
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,690,695
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,058,980
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	1,245,000	1,252,134
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	1,000,000	1,028,160
		31,424,094

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

GEORGIA — 4.5%
Atlanta Tax Allocation Rev., (Princeton Lakes), 5.50%, 1/1/31(2)	$ 1,060,000	$ 984,040
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39(1)	3,000,000	3,428,130
Bartow County Development Auth. Pollution Control Rev., (Georgia Power Co.- Plant Bowen), VRDN, 0.70%, 9/1/10(1)	400,000	400,000
De Kalb County Hospital Antic Auth. Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	800,000	831,832
Georgia Municipal Electric Auth. Rev., Series 2008 A, (General Resolution), 5.25%, 1/1/19(1)	1,000,000	1,205,680
Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23(1)	3,000,000	3,559,500
Marietta Development Auth. Rev., (Life University, Inc.), 7.00%, 6/15/39(1)	4,000,000	4,049,600
		14,458,782
GUAM — 1.4%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30(5)	1,000,000	1,014,490
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	1,700,000	1,903,864
Guam Government Waterworks Auth. Rev., 6.00%, 7/1/25(1)	1,500,000	1,545,735
		4,464,089
HAWAII — 1.2%
Hawaii State Airports System Rev., Series 2010 A, 5.00%, 7/1/34(1)	2,000,000	2,085,100
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,746,300
		3,831,400
ILLINOIS — 9.1%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,223,916
Bourbonnais Industrial Rev., (Olivet Nazarene University), 5.50%, 11/1/40(1)	2,000,000	2,061,100
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22(1)	3,000,000	3,051,060
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(3)	4,966,000	2,896,817
Hampshire Special Service Area No. 16 Special Tax Rev., Series 2007 A, (Crown Development - Prairie Ridge West), 6.00%, 3/1/46	4,230,000	1,903,923
Illinois Finance Auth. Rev., Series 2007 A, (Sedgebrook, Inc.), 6.00%, 11/15/42(3)(4)	5,000,000	1,260,000
Illinois Finance Auth. Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30(1)	1,500,000	1,755,690
Illinois Toll Highway Auth. Rev., Series 2010 A1, 5.25%, 1/1/26(1)	3,000,000	3,338,970
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation - McCormick Place Exposition), 5.81%, 12/15/31 (NATL)(1)(6)	2,100,000	647,997
Pingree Grove Special Service Area No. 7 Special Tax Rev., Series 2006-1, (Cambridge Lakes), 6.00%, 3/1/36	3,320,000	3,106,789
Volo Village Special Service Area No. 3 Special Tax Rev., Series 2006-1, (Symphony Meadows), 6.00%, 3/1/36	3,400,000	2,844,100
Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	5,925,000	5,529,447
		29,619,809
INDIANA — 1.0%
Indiana Finance Auth. Rev., (United States Steel Corp.), 6.00%, 12/1/26(1)	1,250,000	1,328,850
Indiana Finance Auth. Rev., Series 2009 A, (Drexel Foundation Educational Facility), 7.00%, 10/1/39(1)	1,000,000	1,077,890
Purdue University Rev., Series 2009 B, (Student Facilities System), 5.00%, 7/1/35(1)	750,000	814,320
		3,221,060

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

IOWA — 0.3%
Iowa Higher Education Loan Auth. Rev., (Private College-Des Moines), VRDN, 2.75%, 9/1/10 (LOC: Allied Irish Bank plc)	$ 1,000,000	$ 1,000,000
LOUISIANA — 0.5%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40(1)	1,500,000	1,606,815
MARYLAND — 3.7%
Anne Arundel County Special Obligation, Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40 (NATL)	1,000,000	1,022,150
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	5,000,000	5,198,250
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,050,140
Maryland Health & Higher Educational Facilities Auth. Rev., (Doctors Community Hospital), 5.75%, 7/1/38	3,655,000	3,668,268
Maryland Industrial Development Financing Auth. Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,002,720
		11,941,528
MASSACHUSETTS — 1.2%
Massachusetts Development Finance Agency Rev., Series 2009 A, (The Groves in Lincoln), 7.875%, 6/1/44	1,000,000	1,068,370
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21(1)	1,950,000	2,053,603
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38(5)	700,000	703,150
		3,825,123
MICHIGAN — 0.7%
Flint Hospital Building Auth. Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,298,212
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39(1)	1,000,000	1,086,170
		2,384,382
MISSOURI — 1.2%
370/Missouri Bottom Road/Taussig Road Transportation Development District Rev., 7.20%, 5/1/33	860,000	860,043
Kirkwood Industrial Development Auth. Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,102,510
		3,962,553
NEBRASKA — 0.9%
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20(2)	3,000,000	3,077,640
NEVADA — 2.4%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	1,335,000	1,207,401
Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.10%, 10/1/22(1)	1,105,000	1,121,144
Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.20%, 10/1/25(1)	350,000	353,885
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13(1)	1,225,000	1,225,196
Las Vegas Improvement District No. 808 & 810 Special Assessment Rev., (Summerlin Village 23B), 6.125%, 6/1/31	3,500,000	2,659,475
Reno District No. 4 Special Assessment Rev., (Somersett Parkway), 5.20%, 12/1/10	645,000	646,180
Reno District No. 4 Special Assessment Rev., (Somersett Parkway), 5.45%, 12/1/11	680,000	684,100
		7,897,381

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

NEW JERSEY — 2.6%
New Jersey Economic Development Auth. Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	$ 5,000,000	$ 4,502,250
New Jersey Economic Development Auth. Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15(2)	2,000,000	1,957,100
New Jersey Educational Facilities Auth. Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,412,712
New Jersey Health Care Facilities Auth. Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(5)	600,000	622,620
		8,494,682
NEW MEXICO — 1.0%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,359,938
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,185,000	1,093,601
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33(1)	1,000,000	913,730
		3,367,269
NEW YORK — 3.3%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	800,000	858,624
Nassau County Industrial Development Agency Continuing Care Retirement Community Rev., Series 2007 A, (Amsterdam at Harborside), 6.50%, 1/1/27	2,500,000	2,576,000
New York State Dormitory Auth. Rev., (Orange Regional Medical Center), 6.25%, 12/1/37(1)	4,250,000	4,337,253
Onondaga County Industrial Development Agency Rev., (Air Cargo), 7.25%, 1/1/32(1)	1,000,000	978,540
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26(1)	325,000	334,285
Triborough Bridge & Tunnel Auth. Rev., Series 2009 A2, 5.25%, 11/15/34(1)	1,000,000	1,103,190
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	485,000	504,046
		10,691,938
NORTH CAROLINA — 5.0%
Charlotte-Mecklenburg Hospital & Health Care Systems Auth. Rev., Series 2005 B, (Carolinas HealthCare System), VRDN, 0.23%, 9/1/10 (LOC: Wachovia Bank N.A.)(1)	1,300,000	1,300,000
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.50%, 1/1/26(1)	2,000,000	2,228,700
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26(1)	1,900,000	2,058,631
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	4,645,000	5,425,453
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17(1)	4,000,000	4,707,120
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30(1)	300,000	319,752
		16,039,656
OHIO — 1.1%
Ohio Higher Educational Facilities Rev., (Ashland University), 6.25%, 9/1/24	1,925,000	2,003,367
Pinnacle Community Infrastructure Financing Facilities Auth. Rev., Series 2004 A, 6.25%, 12/1/36(1)	1,800,000	1,503,918
		3,507,285
OKLAHOMA — 1.0%
Oklahoma City Industrial & Cultural Facilities Trust Rev., 6.75%, 1/1/23(1)	750,000	711,660

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Tulsa County Industrial Auth. Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	$ 2,500,000	$ 2,550,050
		3,261,710
OREGON — 1.2%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37(2)	2,330,000	2,223,868
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	1,300,000	1,396,681
Redmond Airport Rev., 6.25%, 6/1/39	200,000	211,940
		3,832,489
PENNSYLVANIA — 3.7%
Adams County Industrial Development Auth. Rev., (Gettysburg College), 5.00%, 8/15/26(1)	1,150,000	1,268,496
Allegheny County Industrial Development Auth. Rev., (Environmental Improvements), 6.75%, 11/1/24(1)	1,000,000	1,110,250
Allegheny County Industrial Development Auth. Rev., (Environmental Improvements), 6.875%, 5/1/30(1)	1,000,000	1,103,920
Allegheny County Redevelopment Auth. Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,458,450
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,205,540
Philadelphia Gas Works Rev., 5.25%, 8/1/40(1)	550,000	563,607
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	1,440,000	1,616,270
Philadelphia Municipal Auth. Lease Rev., 6.50%, 4/1/39(1)	1,500,000	1,649,685
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/33(1)	1,000,000	1,072,400
		12,048,618
PUERTO RICO — 1.5%
Puerto Rico Electric Power Auth. Rev., Series 2010 XX, 5.25%, 7/1/40(1)	3,250,000	3,407,528
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	1,500,000	1,618,290
		5,025,818
RHODE ISLAND — 0.6%
Rhode Island Health & Educational Building Corp. Rev., (Portsmouth Abbey School), VRDN, 0.25%, 9/1/10 (LOC: Bank of America N.A.)(1)	1,800,000	1,800,000
SOUTH CAROLINA — 0.7%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	2,300,000	2,374,313
TENNESSEE — 2.3%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 B, (Campus Development Foundation, Inc. Phase I LLC), 6.00%, 10/1/35(1)	3,565,000	3,448,246
Shelby County Health Educational & Housing Facilities Board Rev., Series 2008 C, 5.25%, 6/1/17(1)	3,695,000	4,141,874
		7,590,120
TEXAS — 7.4%
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39(1)	1,000,000	1,048,840
Lower Colorado River Auth. Rev., 5.75%, 5/15/37(1)	2,250,000	2,396,363
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	5,300,000	5,716,686
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Air Force Village), 6.375%, 11/15/44	2,500,000	2,577,600
Tarrant County Cultural Education Facilities Finance Hospital Corp. Rev., (Scott & White Healthcare), 5.625%, 8/15/35(1)	2,415,000	2,573,134
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,278,370
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/Note Mobility), 6.875%, 12/31/39	3,000,000	3,293,100

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Texas Public Finance Auth. Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.) 6.20%, 2/15/40(1)	$ 1,500,000	$ 1,558,635
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,570,470
		24,013,198
U.S. VIRGIN ISLANDS — 1.2%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,266,660
Virgin Islands Public Finance Auth. Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	1,500,000	1,554,615
		3,821,275
VIRGINIA — 1.6%
Peninsula Town Center Community Development Auth. Rev., 6.45%, 9/1/37	3,000,000	3,003,330
Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	1,000,000	1,131,820
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	1,000,000	1,166,890
		5,302,040
WASHINGTON — 0.4%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL)(1)	250,000	289,155
Washington Health Care Facilities Auth. Rev., Series 2009 A, (Swedish Health Services), 6.50%, 11/15/33	1,000,000	1,062,390
		1,351,545
WEST VIRGINIA — 0.5%
West Virginia Economic Development Auth. Solid Waste Disposal Facilities Rev., Series 2010 A, (Appalachian Power Co.), VRDN, 5.375%, 12/1/20(1)	1,500,000	1,536,090
WISCONSIN — 1.4%
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	1,200,000	1,324,248
Wisconsin Health & Educational Facilities Auth. Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/34	2,000,000	2,007,480
Wisconsin Health & Educational Facilities Auth. Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,064,150
		4,395,878
WYOMING — 0.7%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39(1)	2,000,000	2,240,120
TOTAL INVESTMENT SECURITIES — 97.5%
(Cost $315,618,993)		315,850,581
OTHER ASSETS AND LIABILITIES — 2.5%		8,069,465
TOTAL NET ASSETS — 100.0%		$323,920,046

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
91	U.S. Long Bond	December 2010	$12,287,844	$96,160

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
302	U.S. Treasury 2-Year Notes	December 2010	$66,180,469	$(21,730)

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Radian	-	Radian Asset Assurance, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $80,809,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $14,915,861, which represented 4.6% of total net assets.

(3)	Security is in default.
(4)	Non-income producing.
(5)	When-issued security.
(6)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

High-Yield Municipal – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of August 31, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$315,618,993
Gross tax appreciation of investments	$ 16,170,071
Gross tax depreciation of investments	(15,938,483)
Net tax appreciation (depreciation) of investments	$ 231,588

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

August 31, 2010

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 95.9%
ALABAMA — 1.2%
East Alabama Health Care Facilities Auth. Rev., Series 2008 B, VRDN, 5.00%, 9/1/13(1)	$ 500,000	$ 525,610
ARIZONA — 3.6%
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	200,000	232,132
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	250,000	292,855
Salt River Agricultural Improvement & Power Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	635,000	690,143
University Medical Center Corp. Rev., 6.50%, 7/1/39(1)	300,000	328,875
		1,544,005
CALIFORNIA — 18.5%
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/34(1)	400,000	431,636
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	300,000	320,967
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	300,000	348,207
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	100,000	118,956
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	100,000	116,069
California Educational Facilities Auth. Rev., Series 1998 A, (American Jewish University), VRDN, 2.95%, 9/2/10 (LOC: Allied Irish Bank plc)(1)	900,000	900,000
California GO, 5.625%, 4/1/26(1)	500,000	560,640
California GO, 5.75%, 4/1/27(1)	500,000	560,515
California GO, 5.75%, 4/1/28(1)	500,000	560,515
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	250,000	290,357
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	300,000	331,329
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.75%, 7/1/40	200,000	205,116
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	250,000	275,380
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	300,000	325,389
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL)(1)	265,000	278,205
Desert Sands Unified School District COP, (Financing), 5.00%, 3/1/18(1)	50,000	55,453
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/17(1)	225,000	226,649
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	500,000	374,535
Metropolitan Water District of Southern California Rev., Series 2004 B3, 3.25%, 10/1/11 (NATL)(1)	150,000	154,923
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	400,000	438,700
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24(1)	200,000	224,448
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	290,000	338,711
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	50,000	59,133

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Vernon Electric System Rev., Series 2009 A, 5.50%, 8/1/15(1)	$ 420,000	$ 477,779
		7,973,612
COLORADO — 1.6%
Colorado Health Facilities Auth. Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33(1)	240,000	273,295
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	200,000	209,856
University of Colorado Rev., Series 2009 A, 5.25%, 6/1/30(1)	200,000	224,330
		707,481
CONNECTICUT — 1.2%
Connecticut Health & Educational Facilities Auth. Rev., Series 2003 X3, (Yale University), 4.85%, 7/1/37(1)	250,000	267,130
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/17 (NATL)(1)	200,000	231,972
		499,102
DELAWARE — 0.3%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27(1)	100,000	114,493
DISTRICT OF COLUMBIA — 1.1%
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	400,000	475,856
FLORIDA — 2.7%
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	200,000	216,258
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL)(1)	250,000	262,630
Miami-Dade County Educational Facilities Auth. Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38(1)	200,000	208,816
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	100,000	107,842
Palm Beach County Health Facilities Auth. Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)(1)	20,000	20,753
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	340,191
		1,156,490
GEORGIA — 2.3%
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	500,000	524,570
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev., Series 2009 A, 5.00%, 7/1/39(1)	400,000	432,748
Municipal Electric Authority of Georgia Rev., Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)(1)	40,000	42,561
		999,879
GUAM — 1.1%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	250,000	275,537
Guam Power Auth. Rev., Series 2010 A, 5.50%, 10/1/40	200,000	201,020
		476,557
HAWAII — 0.5%
Hawaii Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	200,000	205,424
IDAHO — 0.6%
Idaho Health Facilities Auth. Rev., (St. Luke’s Regional Medical Center), 5.00%, 7/1/35 (AGM)(2)	250,000	258,123
ILLINOIS — 2.8%
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	200,000	233,350
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	400,000	420,340

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation - McCormick Place Exposition), 5.81%, 12/15/31 (NATL)(1)(3)	$ 1,825,000	$ 563,140
		1,216,830
INDIANA — 1.2%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)(1)	250,000	283,730
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	200,000	225,660
		509,390
KENTUCKY — 1.3%
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28(1)	250,000	279,585
Kentucky Turnpike Auth. Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17(1)	240,000	288,569
		568,154
MARYLAND — 2.2%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19(1)	150,000	162,711
Maryland GO, Series 2005 B, (State & Local Facilities Loan), 5.25%, 2/15/12(1)	250,000	268,225
Maryland Health & Higher Educational Facilities Auth. Rev., (LifeBridge Health Issue), 4.75%, 7/1/11(1)	250,000	257,800
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2008 A, (Johns Hopkins University), 5.00%, 7/1/18(1)	200,000	246,560
		935,296
MASSACHUSETTS — 2.6%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	200,000	221,550
Massachusetts GO, Series 2008 A, 5.00%, 8/1/24(1)	200,000	230,936
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	200,000	193,178
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	200,000	234,136
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38(2)	250,000	251,125
		1,130,925
MINNESOTA — 1.3%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL/FGIC)(1)	300,000	324,465
Minnesota GO, 5.00%, 6/1/18(1)	200,000	235,536
		560,001
MISSOURI — 1.7%
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39(1)	250,000	279,505
Missouri Health & Educational Facilities Auth. Rev., Series 2009 A, (The Washington University), 5.00%, 11/15/39(1)	400,000	442,044
		721,549
NEBRASKA — 0.4%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24(1)	150,000	166,792
NEW HAMPSHIRE — 0.4%
New Hampshire Health & Education Facilities Auth. Rev., (Dartmouth-Hitchcock), 5.00%, 8/1/40(1)	190,000	195,533
NEW JERSEY — 3.7%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19(1)	250,000	283,080
New Jersey GO, 5.00%, 6/1/17(1)	200,000	239,392
New Jersey Health Care Facilities Auth. Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	200,000	202,968

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

New Jersey Health Care Facilities Auth. Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(2)	$ 200,000	$ 207,540
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	205,000	244,042
New Jersey Turnpike Auth. Rev., Series 2009 H, 5.00%, 1/1/36(1)	250,000	266,460
Tobacco Settlement Financing Corp. Rev., Series 2007-1A, 5.00%, 6/1/41(1)	250,000	171,978
		1,615,460
NEW YORK — 13.0%
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	250,000	290,075
Long Island Power Auth. Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)(1)	150,000	180,849
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.50%, 11/15/28(1)	250,000	300,310
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35(1)	250,000	266,110
New York City Transitional Finance Auth. Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12(1)	215,000	235,930
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	300,000	338,676
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	300,000	321,894
New York GO, Series 2009 C, 5.00%, 8/1/23(1)	250,000	291,305
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	400,000	471,136
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	250,000	303,368
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	275,367
New York State Dormitory Auth. Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18(1)	300,000	361,434
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	400,000	423,120
New York State Dormitory Auth. State Personal Income Tax Rev., Series 2008 A, 5.00%, 3/15/19(1)	300,000	358,311
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38(1)	280,000	306,718
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22(1)	340,000	392,533
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	214,368
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	250,000	259,818
		5,591,322
NORTH CAROLINA — 2.7%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24(1)	250,000	306,247
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	300,000	346,263
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	105,000	116,255
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(4)	45,000	50,096
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	300,000	350,406
		1,169,267
OREGON — 2.0%
Clackamas County Hospital Facility Auth. Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35(1)	200,000	213,882
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38(1)	300,000	324,939
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	300,000	322,311
		861,132

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

PENNSYLVANIA — 4.8%
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.50%, 9/1/11(1)	$ 345,000	$ 349,889
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(4)	500,000	651,580
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)(1)	200,000	228,564
Philadelphia Gas Works Rev., 5.25%, 8/1/40(1)	250,000	256,185
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	300,000	336,723
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	250,000	266,652
		2,089,593
PUERTO RICO — 5.0%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	500,000	551,955
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	250,000	261,993
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	200,000	208,566
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	250,000	261,020
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)(1)	400,000	438,508
Puerto Rico Public Buildings Auth. Rev., Series 2009 Q, 5.625%, 7/1/39(1)	400,000	419,684
		2,141,726
SOUTH CAROLINA — 1.0%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	400,000	412,924
TENNESSEE — 2.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15(1)	225,000	267,957
Montgomery County Public Building Auth. Rev., (Tennessee County Loan Pools), VRDN, 0.25%, 9/1/10 (LOC: Bank of America N.A.)	900,000	900,000
		1,167,957
TEXAS — 3.9%
Harris County Rev., Series 2009 A, (Toll Road), 5.00%, 8/15/38(1)	400,000	426,284
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	200,000	232,168
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	225,000	242,690
Tarrant County Cultural Education Facilities Finance Corp. Hospital Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31(1)	250,000	263,650
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	271,965
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	250,000	259,580
		1,696,337
UTAH — 1.4%
Utah State Board of Regents Hospital Rev., Series 2006 A, (University of Utah), 5.25%, 8/1/21 (NATL)(1)	250,000	303,535
Utah Transit Auth. Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20(1)	250,000	297,443
		600,978
U.S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Senior Lien), 5.00%, 10/1/25(1)	250,000	263,768
VIRGINIA — 1.1% Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	200,000	241,910

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	$ 200,000	$ 233,378
		475,288
WASHINGTON — 2.7%
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30(1)	200,000	215,334
Redmond GO, 5.00%, 12/1/21(1)	250,000	296,465
Washington GO, Series 2008 A, 5.00%, 7/1/20(1)	200,000	238,106
Washington Health Care Facilities Auth. Rev., Series 2009 A, (Swedish Health Services), 6.50%, 11/15/33	400,000	424,956
		1,174,861
WISCONSIN — 2.7%
Milwaukee Redevelopment Auth. Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)(4)	475,000	537,657
Wisconsin Health & Educational Facilities Auth. Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39(1)	300,000	333,492
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	250,000	303,315
		1,174,464
TOTAL MUNICIPAL SECURITIES
(Cost $38,004,597)		41,376,179
MUNICIPAL INVERSE FLOATERS(5) — 0.9%
TEXAS — 0.9%
Texas GO, VRN, Inverse Floater, 8.91%, 9/30/11(1)
(Cost $374,413)	360,000	373,219
TOTAL INVESTMENT SECURITIES — 96.8%
(Cost $38,379,010)		41,749,398
OTHER ASSETS AND LIABILITIES — 3.2%		1,402,088
TOTAL NET ASSETS — 100.0%		$43,151,486

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
2	U.S. Long Bond	December 2010	$270,063	$2,113

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
39	U.S. Treasury 2-Year Notes	December 2010	$8,546,484	$(2,679)

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guaranty Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $9,534,000.
(2)	When-issued security.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)   Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

Long-Term Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of August 31, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$38,379,010
Gross tax appreciation of investments	$ 3,424,197
Gross tax depreciation of investments	(53,809)
Net tax appreciation (depreciation) of investments	$ 3,370,388

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New York Tax-Free Fund

August 31, 2010

New York Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.0%
GUAM — 0.9%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	$ 50,000	$ 55,996
Guam Power Auth. Rev., Series 2010 A, 5.50%, 10/1/40	200,000	201,020
		257,016
NEW YORK — 94.7%
Albany County Airport Auth. Rev., Series 2010 A, 5.00%, 12/15/20 (AGM)(1)	200,000	232,558
Babylon Industrial Development Agency Resource Recovery Rev., Series 2009 A, (Covanta Babylon), 5.00%, 1/1/14(1)	100,000	111,233
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	250,000	268,320
Erie County Fiscal Stability Auth. Rev., Series 2010 B, (Sales Tax and State Aid Secured Bond), 5.00%, 7/1/17	300,000	361,779
Erie County Tobacco Asset Securitization Corp. Rev., Series 2005 A, 5.00%, 6/1/38(1)	130,000	101,356
Erie County Water Auth. Rev., 5.00%, 12/1/18(1)	275,000	336,419
Franklin County Industrial Development Agency Rev., (Trudeau Institute, Inc.), VRDN, 0.46%, 9/1/10 (LOC: HSBC Bank USA N.A.)(1)	500,000	500,000
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47(1)	300,000	300,795
Long Island Power Auth. Electric System Rev., Series 2003 B, 5.25%, 6/1/13(1)	145,000	162,852
Long Island Power Auth. Electric System Rev., Series 2003 C, 5.25%, 9/1/29	335,000	396,791
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/11 (NATL)(1)	125,000	128,904
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL)(1)	100,000	116,442
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	385,000	446,715
Metropolitan Transportation Auth. Dedicated Tax Fund Rev., Series 2009 B, 5.00%, 11/15/34(1)	200,000	215,904
Metropolitan Transportation Auth. Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)(1)	200,000	232,216
Metropolitan Transportation Auth. Rev., Series 2003 B, 5.25%, 11/15/21 (NATL/FGIC)(1)	300,000	359,049
Metropolitan Transportation Auth. Rev., Series 2005 A, 5.50%, 11/15/17 (Ambac)(1)	100,000	120,221
Metropolitan Transportation Auth. Rev., Series 2005 B, 5.25%, 11/15/23 (Ambac)(1)	305,000	363,716
Metropolitan Transportation Auth. Rev., Series 2005 B, 5.00%, 11/15/26 (Ambac)(1)	100,000	107,274
Metropolitan Transportation Auth. Rev., Series 2005 F, 5.00%, 11/15/15(1)	175,000	202,025
Metropolitan Transportation Auth. Rev., Series 2006 A, 5.00%, 11/15/19(1)	100,000	113,215
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 5.00%, 11/15/14(1)	115,000	129,738
Metropolitan Transportation Auth. Service Contract Rev., Series 2002 A, 5.125%, 1/1/29(1)	200,000	211,172
Nassau County Bridge Auth. Rev., 5.00%, 10/1/40	200,000	206,878
Nassau County GO, Series 2009 C, (General Improvement), 5.25%, 10/1/17(1)	200,000	243,908
Nassau County GO, Series 2009 E, 4.00%, 6/1/13(1)	100,000	109,279
Nassau County Industrial Development Agency Rev., Series 2010 A, (New York Institute of Technology), 5.25%, 3/1/20(1)	200,000	224,556
Nassau County Interim Finance Auth. Rev., Series 2005 D, (Sales Tax Secured Bond), 5.00%, 11/15/12 (NATL)(1)	100,000	110,277
Nassau County Interim Finance Auth. Rev., Series 2005 D, (Sales Tax Secured Bond), 4.00%, 11/15/16 (NATL)(1)	110,000	123,831
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.125%, 6/1/46(1)	100,000	79,494

New York Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/12 (Ambac)(1)	$ 115,000	$ 119,227
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/20 (Ambac)(1)	185,000	192,154
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2007 A, 5.00%, 6/15/38(1)	100,000	106,408
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 DD, (Second General Resolution), 6.00%, 6/15/40(1)	225,000	264,470
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 BB, 5.00%, 6/15/27(1)	400,000	452,960
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/16(1)	115,000	136,666
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG2, (Second General Resolution), 5.00%, 6/15/35(1)	600,000	646,134
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2010 FF, (Second General Resolution), 5.00%, 6/15/25(1)	315,000	365,907
New York City Transitional Finance Auth. Building Aid Rev., Series 2009 S5, 5.25%, 1/15/39(1)	100,000	109,149
New York City Transitional Finance Auth. Rev., Series 2009 A, (Future Tax Secured Bonds), 5.00%, 5/1/38(1)	200,000	215,808
New York City Transitional Finance Auth. Rev., Series 2009 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	145,000	165,154
New York City Transitional Finance Auth. Rev., Series 2009 B, (Future Tax Secured Bonds), 5.00%, 11/1/23(1)	200,000	235,668
New York City Transitional Finance Auth. Rev., Series 2010 I2, (Future Tax Secured Bonds), 5.00%, 11/1/27(1)	300,000	344,448
New York City Trust for Cultural Resources Rev., Series 2008 1A, (Museum of Modern Art), 5.00%, 4/1/25(1)	100,000	114,375
New York City Trust for Cultural Resources Rev., Series 2009 A, (American Museum of Natural History), 5.00%, 4/1/20(1)	150,000	182,634
New York City Trust for Cultural Resources Rev., Series 2009 A, (Carnegie Hall), 5.00%, 12/1/29(1)	100,000	108,710
New York GO, Series 1994 H3, VRDN, 0.27%, 9/1/10 (AGM) (SBBPA: State Street Bank & Trust Co.)	100,000	100,000
New York GO, Series 1994 H3, VRDN, 0.27%, 9/1/10 (AGM) (SBBPA: State Street Bank & Trust Co.)(1)	200,000	200,000
New York GO, Series 1994 H3, VRDN, 0.27%, 9/1/10 (AGM) (SBBPA: State Street Bank & Trust Co.)(1)	500,000	500,000
New York GO, Series 2004 G, 5.00%, 8/1/14(1)	150,000	173,370
New York GO, Series 2005 M, 5.00%, 4/1/15 (AGM)(1)	325,000	380,149
New York GO, Series 2008 A, 4.00%, 3/1/13(1)	125,000	135,927
New York GO, Series 2008 B1, 5.25%, 9/1/22(1)	100,000	117,490
New York GO, Series 2008 C, 5.25%, 8/1/17(1)	295,000	356,322
New York GO, Series 2009 C, 5.00%, 8/1/24(1)	250,000	289,600
New York GO, Series 2009 E, 5.00%, 8/1/20(1)	100,000	119,534
New York GO, Series 2009 I1, 5.00%, 4/1/24(1)	200,000	230,640
New York GO, Series 2009 I1, 5.30%, 4/1/27(1)	100,000	114,431
New York GO, Series 2009 I1, 5.375%, 4/1/36(1)	600,000	664,704
New York GO, Series 2009 J1, 5.00%, 5/15/31(1)	200,000	218,178
New York GO, Series 2009 J1, 5.00%, 5/15/36(1)	125,000	134,344
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	200,000	211,588
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18(1)	200,000	242,274
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 D, 5.00%, 6/15/20(1)	180,000	216,373
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	200,000	221,192

New York Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

New York State Dormitory Auth. Rev., (Highland Rochester Hospital), 5.20%, 7/1/32(1)	$ 200,000	$ 207,948
New York State Dormitory Auth. Rev., (Interfaith Medical Center), 5.00%, 2/15/14(1)	250,000	280,795
New York State Dormitory Auth. Rev., (Manhattan Marymount), 5.00%, 7/1/14	200,000	220,666
New York State Dormitory Auth. Rev., (Memorial Sloan-Kettering Cancer Center), 5.25%, 7/1/13 (NATL)(1)	100,000	111,857
New York State Dormitory Auth. Rev., (Mount Sinai School of Medicine), 5.25%, 7/1/24(1)	200,000	216,812
New York State Dormitory Auth. Rev., (Municipal Health Facilities Improvement Program Lease Revenue Bonds), 5.00%, 1/15/20(1)	100,000	113,817
New York State Dormitory Auth. Rev., (Oxford University Press, Inc.), VRDN, 0.28%, 9/1/10 (LOC: Landesbank Hessen-Thuringen)	500,000	500,000
New York State Dormitory Auth. Rev., (Yeshiva University), 5.00%, 9/1/38(1)	200,000	212,274
New York State Dormitory Auth. Rev., Series 2005 A, (State University Educational Facilities), 5.50%, 5/15/17 (NATL/FGIC)(1)	100,000	119,996
New York State Dormitory Auth. Rev., Series 2005 B, (Court Facilities Lease), VRDN, 0.34%, 9/1/10 (LOC: Bayerische Landesbank)(1)	525,000	525,000
New York State Dormitory Auth. Rev., Series 2008 A2, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/26(1)	300,000	331,341
New York State Dormitory Auth. Rev., Series 2008 B, (New York University), 5.00%, 7/1/22(1)	100,000	114,806
New York State Dormitory Auth. Rev., Series 2009 A, (New York University), 5.00%, 7/1/23(1)	100,000	116,215
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/30(1)	100,000	107,179
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	400,000	423,120
New York State Dormitory Auth. Rev., Series 2009 A, (University of Rochester), 5.00%, 7/1/21(1)	100,000	116,088
New York State Dormitory Auth. Rev., Series 2010 A, (Cornell University), 5.00%, 7/1/40(1)	350,000	386,746
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/21(1)	250,000	277,227
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22(1)	250,000	275,275
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2006 C, (Revolving Fund-Pooled Financing), 5.00%, 10/15/22(1)	170,000	198,254
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29(1)	130,000	146,366
New York State Local Government Assistance Corp. Rev., Series 2008 A, (Senior Lien), 5.00%, 4/1/20(1)	225,000	266,877
New York State Local Government Assistance Corp. Rev., Series 2008 C, (Senior Lien), 5.00%, 4/1/15(1)	250,000	294,320
New York State Power Auth. Rev., Series 2007 C, 5.00%, 11/15/14 (NATL)(1)	130,000	152,269
New York State Thruway Auth. Highway & Bridge Trust Fund Rev., Series 2002 A, 5.25%, 4/1/12, Prerefunded at 100% of Par (AGM)(1)(2)	100,000	107,937
New York State Thruway Auth. Highway & Bridge Trust Fund Rev., Series 2005 B, 5.00%, 4/1/13 (NATL/FGIC)(1)	245,000	272,793
New York State Thruway Auth. Income Tax Rev., Series 2008 A, 5.00%, 3/15/17(1)	225,000	270,101
New York State Thruway Auth. Rev., Series 2007 H, 5.00%, 1/1/14 (NATL)(1)	150,000	169,488
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2008 B, 5.00%, 4/1/21(1)	200,000	233,644
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2010 A, 5.00%, 4/1/26(1)	200,000	229,238
New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21(1)	100,000	118,093

New York Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28(1)	$ 275,000	$ 307,906
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	200,000	224,292
Onondaga County Trust for Cultural Resources Rev., Series 2010 B, (Syracuse University), 5.00%, 12/1/15(1)	170,000	200,360
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15(1)	200,000	237,586
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/35(1)	200,000	217,252
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/38(1)	235,000	254,105
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Forty-Ninth Series), 5.00%, 11/15/21(1)	225,000	262,663
Rome City School District GO, 5.00%, 6/15/13 (NATL/FGIC)	100,000	110,888
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/29 (Ambac)(1)	100,000	110,285
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/32 (Ambac)(1)	300,000	327,435
Saratoga County Water Auth. Rev., (Water System), 5.00%, 9/1/33(1)	200,000	215,350
South Colonie Central School District GO, 5.00%, 6/15/17	100,000	115,944
Syracuse GO, Series 2010 A, (Public Improvement), 5.00%, 12/15/17 (AGM)(1)	200,000	239,616
Tobacco Settlement Financing Corp. Rev., Series 2003 B1C, 5.50%, 6/1/21(1)	400,000	438,496
Town of Hempstead Local Development Corp. Rev., Series 2009 B, (Adelphi University), 5.25%, 2/1/39(1)	200,000	213,292
Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/20(1)	200,000	235,498
Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/33(1)	250,000	269,085
Triborough Bridge & Tunnel Auth. Rev., Series 2002 B, 5.25%, 11/15/12(1)	70,000	77,235
Triborough Bridge & Tunnel Auth. Rev., Series 2008 D, 5.00%, 11/15/14(1)	100,000	116,454
Triborough Bridge & Tunnel Auth. Rev., Series 2009 A2, 4.00%, 11/15/15(1)	200,000	227,394
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	250,000	268,698
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	300,000	311,781
United Nations Development Corp. Rev., Series 2009 A, 5.00%, 7/1/25	100,000	113,053
White Plains School District GO, (AGC), 4.25%, 6/15/16	100,000	115,787
		27,329,902
PUERTO RICO — 2.5%
Puerto Rico Electric Power Auth. Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL)(1)	250,000	289,847
Puerto Rico Public Buildings Auth. Rev., Series 2009 Q, 5.625%, 7/1/39(1)	200,000	209,842
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.75%, 8/1/37(1)	200,000	214,392
		714,081
U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/25(1)	250,000	265,353
TOTAL INVESTMENT SECURITIES — 99.0%
(Cost $27,039,932)		28,566,352
OTHER ASSETS AND LIABILITIES — 1.0%		293,073
TOTAL NET ASSETS — 100.0%		$28,859,425

New York Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
5	U.S. Long Bond	December 2010	$675,156	$9,331

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
27	U.S. Treasury 2-Year Notes	December 2010	$5,916,797	$(1,966)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $6,592,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

New York Tax-Free – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Investments in open-end management investment companies are valued at the reported net asset value. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of August 31, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,039,932
Gross tax appreciation of investments	$ 1,529,279
Gross tax depreciation of investments	(2,859)
Net tax appreciation (depreciation) of investments	$ 1,526,420

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Bond Fund

(effective November 1, 2010, renamed Intermediate-Term Tax-Free Bond)

August 31, 2010

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 100.0%
ALABAMA — 0.5%
East Central Industrial Development Auth. Rev., 5.25%, 9/1/13 (Ambac)(1)	$ 810,000	$ 812,600
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	645,000	707,068
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	790,000	866,022
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	840,000	920,833
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	1,035,000	1,134,598
Mobile Industrial Development Board. Pollution Control Rev., (Alabama Power- Barry Plant), VRDN, 0.29%, 9/1/10(1)	4,200,000	4,200,000
Mobile Industrial Development Board. Solid Waste Disposal Rev., (Alabama Power-Barry Plant), VRDN, 0.35%, 9/1/10(1)	1,700,000	1,700,000
		10,341,121
ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)(1)	1,875,000	1,751,194
ARIZONA — 5.0%
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 4.00%, 4/1/12(1)	1,275,000	1,323,552
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 5.00%, 4/1/21(1)	1,000,000	1,035,070
Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRN, 1.17%, 10/1/10, resets quarterly at 67% of the 3-month LIBOR plus 0.81% with no caps (1)	7,500,000	4,668,225
Arizona Health Facilities Auth. Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15(1)	3,000,000	3,351,870
Arizona School Facilities Board Rev., (State School Improvement), 5.50%, 7/1/11, Prerefunded at 100% of Par (1)(2)	1,750,000	1,826,808
Arizona State University COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)(1)	1,935,000	2,193,632
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/11(1)	1,000,000	1,019,290
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/12(1)	1,000,000	1,037,370
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/13(1)	1,880,000	1,978,192
Arizona Tourism & Sports Auth. Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/17, Partially Prerefunded at 100% of Par (NATL)(1)(2)	2,000,000	2,124,640
Arizona Water Infrastructure Finance Auth. Rev., Series 2010 A, 5.00%, 10/1/18(1)	3,000,000	3,668,100
Arizona Water Infrastructure Finance Auth. Rev., Series 2010 A, (Water Quality), 5.00%, 10/1/30(1)	5,000,000	5,703,200
Energy Management Services LLC Rev., (Arizona State University-Main Campus), 4.50%, 7/1/11 (NATL)(1)	1,910,000	1,977,767
Energy Management Services LLC Rev., (Arizona State University-Main Campus), 4.50%, 7/1/12 (NATL)(1)	2,130,000	2,292,008
Glendale Industrial Development Auth. Rev., Series 2001 A, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101% of Par(1)(2)	500,000	524,235
Maricopa County Gilbert Unified School District No. 41 GO, 5.75%, 7/1/11 (AGM)(1)	1,155,000	1,207,899
Maricopa County Phoenix Union High School District No. 210 GO, 4.75%, 7/1/11 (AGM)(1)	1,445,000	1,498,783
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/11(1)	2,415,000	2,474,409

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/12(1)	$ 2,000,000	$ 2,106,000
Maricopa County Scottsdale Unified School District No. 48 GO, 6.60%, 7/1/12(1)	1,000,000	1,111,310
Mohave County Community College District Rev., 5.75%, 3/1/14 (Ambac)(1)	1,265,000	1,269,655
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	5,000,000	5,803,300
Mohave County Industrial Development Auth. Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)(2)	1,655,000	1,907,669
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL)(1)	1,815,000	2,131,336
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40(3)	3,000,000	3,089,100
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	1,750,000	2,049,985
Phoenix Civic Improvement Corp. Water System Rev., (Junior Lien), 5.50%, 7/1/19 (NATL/FGIC)(1)	1,000,000	1,075,260
Phoenix GO, Series 1995 A, 6.25%, 7/1/17(1)	1,070,000	1,379,209
Phoenix Industrial Development Auth. Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)(1)	1,750,000	1,814,557
Pima County Indian Oasis-Baboquivari Unified School District No. 40 Rev., Series 2002 A, 4.60%, 7/1/13 (NATL)(1)	1,200,000	1,280,316
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,710,000	2,019,920
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,800,000	2,131,326
Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/13 (AGM)(1)	2,600,000	2,797,210
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)(2)	775,000	940,672
Pinal County COP, 4.75%, 6/1/11, Prerefunded at 101% of Par (Ambac)(1)(2)	820,000	855,588
Pinal County COP, 5.00%, 12/1/25(1)	3,920,000	4,006,946
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16(1)	1,000,000	1,015,300
Salt River Agricultural Improvement & Power Rev., Series 2008 A, (Electric System Distribution) 5.00%, 1/1/39(1)	11,950,000	12,987,738
Salt River Agricultural Improvement & Power Rev., Series 2009 A, (Electric System Distribution) 5.00%, 1/1/38(1)	9,500,000	10,257,910
South Tucson Municipal Property Corp. Rev., 5.50%, 6/1/11, Prerefunded at 100% of Par(1)(2)	3,085,000	3,204,482
University of Arizona COP, Series 2002 A, 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,505,000	1,636,823
		106,776,662
CALIFORNIA — 17.3%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Brandeis Hillel Day School), VRDN, 3.40%, 9/2/10 (LOC: Allied Irish Bank plc)	8,545,000	8,545,000
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	6,215,000	7,213,688
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,914,422
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	10,000,000	11,705,100
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	5,000,000	6,099,950
California Department of Water Resources Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/22(1)	3,000,000	3,506,220

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	$10,000,000	$ 11,785,200
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	3,500,000	4,106,970
California GO, 5.00%, 10/1/16(1)	10,000,000	11,567,400
California GO, 5.00%, 10/1/18(1)	10,000,000	11,648,200
California GO, 5.75%, 4/1/31(1)	16,630,000	18,414,066
California GO, 6.00%, 4/1/38(1)	5,000,000	5,583,600
California GO, 5.50%, 11/1/39(1)	10,000,000	10,747,600
California GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	8,000,000	9,088,720
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	2,300,000	2,353,107
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,125,000	2,468,039
California Health Facilities Financing Auth. Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22(1)	5,725,000	6,068,157
California Health Facilities Financing Auth. Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39(1)	2,500,000	2,630,850
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22(1)	5,000,000	5,632,500
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	10,000,000	10,899,400
California Infrastructure & Economic Development Bank Rev., (St. Margaret’s Episcopal School), VRDN, 3.40%, 9/2/10 (LOC: Allied Irish Bank plc)(1)	10,125,000	10,125,000
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,443,519
California Municipal Finance Auth. Rev., (St. Andrew's Parish), VRDN, 3.40%, 9/2/10 (LOC: Allied Irish Bank plc)(1)	1,200,000	1,200,000
California Public Works Board Lease Rev., Series 2009 A, (Department General Services - Buildings 8 & 9), 6.25%, 4/1/34(1)	4,000,000	4,364,240
California Public Works Board Rev., Series 2009 G1, 5.00%, 10/1/16(1)	10,000,000	11,176,200
California Public Works Board Rev., Series 2009 I1, 5.375%, 11/1/22(1)	8,000,000	8,713,680
California Statewide Communities Development Auth. Rev., (Centre For Early Education), VRDN, 3.40%, 9/2/10 (LOC: Allied Irish Bank plc)(1)	7,100,000	7,100,000
California Statewide Communities Development Auth. Rev., (Marin Horizon School), VRDN, 3.40%, 9/2/10 (LOC: Allied Irish Bank plc)(1)	1,050,000	1,050,000
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	14,500,000	15,972,040
California Statewide Communities Development Auth. Rev., (The Painted Turtle), VRDN, 3.40%, 9/2/10 (LOC: Allied Irish Bank plc)(1)	2,200,000	2,200,000
California Statewide Communities Development Auth. Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14(1)	2,000,000	2,157,560
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16(1)	8,000,000	9,049,440
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)(2)	230,000	252,206
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)	845,000	915,701
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(1)(2)	430,000	497,587
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)(1)	1,570,000	1,756,908
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)(1)	3,510,000	4,240,642
Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	1,775,000	1,937,821

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	$ 5,000,000	$ 3,745,350
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)(1)	1,070,000	1,179,718
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	3,000,000	3,057,810
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20(1)	2,250,000	2,646,405
Los Angeles Community College District GO, Series 2010 C, (Election of 2008), 5.25%, 8/1/39(1)	5,000,000	5,445,350
Los Angeles COP Rev., Series 2007 A, (Windward School), VRDN, 3.40%, 9/2/10 (LOC: Allied Irish Bank plc)(1)	6,000,000	6,000,000
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,996,050
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18(1)	2,300,000	2,731,871
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20(1)	6,065,000	7,105,147
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21(1)	6,520,000	7,552,442
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)(2)	2,200,000	2,596,242
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	2,300,000	2,522,525
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)(1)	2,300,000	2,683,709
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)(1)	2,500,000	2,870,150
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)(1)	5,000,000	5,682,050
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16(1)	1,000,000	1,171,290
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17(1)	1,500,000	1,765,590
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)(1)	1,000,000	1,212,770
Sacramento County COP, 5.75%, 2/1/30(1)	1,200,000	1,240,920
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	4,700,000	5,489,459
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	6,600,000	7,805,490
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/22(1)	2,000,000	2,375,420
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/23(1)	3,000,000	3,521,970
San Francisco City & County Airports Commission Rev., Series 2008-34F, 5.00%, 5/1/17 (AGC)(1)	4,140,000	4,899,276
San Francisco Uptown Parking Corp. Rev., (Union Square), 5.50%, 7/1/15 (NATL)(1)	1,830,000	1,914,455
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/20 (NATL)(1)	1,000,000	1,061,820
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/31 (NATL)(1)	2,000,000	2,110,600
San Marcos Public Facilities Auth. Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)(1)	1,525,000	1,620,862
Southern California Public Power Auth. Rev., Series 2008 A, (Transmission), 5.00%, 7/1/22(1)	2,875,000	3,313,725
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	2,800,000	3,135,384
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 9/1/10 (AGM)	10,000,000	10,001,400
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	9,000,000	9,736,650

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	$ 5,350,000	$ 5,337,909
		366,660,542
COLORADO — 2.0%
Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/17 (NATL)(1)	1,100,000	1,188,352
Aurora Hospital Rev., (Children’s Hospital Association), 5.00%, 12/1/40(1)	1,250,000	1,279,950
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/10, Prerefunded at 102% of Par(1)(2)	40,000	41,085
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.75%, 11/1/10(1)(2)	170,000	171,255
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.75%, 11/1/10(1)	730,000	732,613
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16(1)	760,000	767,798
Colorado Health Facilities Auth. Rev., (Catholic Health Initiatives), 6.00%, 10/1/23(1)	1,500,000	1,753,935
Colorado Health Facilities Auth. Rev., (Yampa Valley Medical Center), 5.00%, 9/15/11(1)	1,280,000	1,317,939
Colorado Health Facilities Auth. Rev., Series 2006 B, (Longmont United Hospital), 5.00%, 12/1/20 (Radian)(1)	1,000,000	1,001,520
Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/10, Prerefunded at 100% of Par(1)(2)	450,000	450,000
Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/16(1)	50,000	51,470
Compark Business Campus Metropolitan District GO, Series 2007 A, 5.30%, 12/1/22 (Radian)(1)	1,195,000	1,107,395
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21(1)	2,500,000	2,900,625
Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at 100% of Par (AGM)(1)(2)	1,000,000	1,121,570
El Paso County School District No. 8 & Fountain-Fort Carson School District Finance Corp. COP, 4.25%, 12/15/13 (Ambac)(1)	1,020,000	1,047,173
Hotchkiss Industrial Development Rev., (Kroger Co.), VRDN, 0.40%, 9/1/10 (LOC: U.S. Bank N.A.)	1,500,000	1,500,000
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	3,838,932
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,124,713
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,018,587
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,443,960
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,443,960
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,429,470
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,531,575
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,049,280
University of Colorado Regents COP, 6.00%, 12/1/22 (NATL-IBC)(1)	5,000,000	5,165,300
University of Colorado Rev., Series 2009 A, 5.25%, 6/1/30(1)	1,200,000	1,345,980
		41,824,437
CONNECTICUT — 1.6%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL)(1)(2)	2,150,000	2,530,335
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/13(1)	5,000,000	5,533,000
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14(1)	3,900,000	4,461,951

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (NATL-IBC)(1)	$ 4,000,000	$ 4,647,280
Connecticut GO, Series 2006 C, 5.00%, 6/1/14(1)	5,000,000	5,794,350
Connecticut GO, Series 2006 D, 5.00%, 11/1/15(1)	1,595,000	1,900,203
Connecticut Health & Educational Facilities Auth. Rev., Series 2003 X3, (Yale University), 4.85%, 7/1/37(1)	4,500,000	4,808,340
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL)(1)	2,660,000	3,072,673
		32,748,132
DISTRICT OF COLUMBIA — 1.4%
District of Columbia Rev., (Gonzaga College High School), 5.20%, 7/1/12 (AGM)(1)	1,155,000	1,164,055
District of Columbia Rev., Series 2010 A, 5.00%, 12/1/19(1)	5,000,000	6,131,050
District of Columbia Rev., Series 2010 C, VRN, 0.48%, 9/2/10(1)	10,000,000	9,975,400
District of Columbia Water & Sewer Auth. Public Utility Rev., Series 2008 A, (Subordinated Lien), 5.00%, 10/1/34 (AGC)(1)	1,200,000	1,282,572
Metropolitan Washington Airports Auth. Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39(1)	5,000,000	5,279,950
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	4,600,000	5,472,344
		29,305,371
FLORIDA — 4.8%
Citizens Property Insurance Corp. Rev., Series 2008 A1, (Second High Risk Notes), 5.00%, 6/1/11(1)	2,500,000	2,557,700
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	5,800,000	6,271,482
Collier County School Board COP, 5.50%, 2/15/12 (AGM)(1)	1,475,000	1,564,474
Escambia County Health Facilities Auth. Rev., Series 2003 A, (Azalea Trace, Inc.), VRDN, 0.28%, 9/1/10 (Radian) (LOC: Bank of America N.A.) (SBBPA: Bank of America N.A.)(1)	1,300,000	1,300,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.58%, 9/1/10(1)	11,800,000	11,800,000
Florida Hurricane Catastrophe Fund Finance Corp. Rev., Series 2008 A, 5.00%, 7/1/13(1)	10,000,000	10,803,400
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,379,060
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	4,079,714
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16(1)	1,000,000	1,100,600
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18(1)	900,000	967,743
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)(1)	1,000,000	1,043,130
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)(1)	2,000,000	2,101,940
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL/FGIC)(1)	1,235,000	1,277,879
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	10,000,000	10,981,600
Miami Beach Stormwater Rev., 5.75%, 9/1/10, Prerefunded at 101% of Par (NATL/FGIC)(1)(2)	1,000,000	1,010,000
Miami Beach Water & Sewer Rev., 5.625%, 9/1/10, Prerefunded at 101% of Par (Ambac)(1)(2)	1,910,000	1,929,100
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL)(1)	650,000	755,540
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)(1)	4,650,000	5,042,600
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41(1)	3,000,000	3,019,950
Miami-Dade County GO, (Double Barreled Aviation), 5.00%, 7/1/17(1)	1,000,000	1,178,450
Miami-Dade County School Board COP, Series 2001 C, 5.50%, 10/1/11, Prerefunded at 100% of Par (AGM)(1)(2)	1,000,000	1,056,140

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Orange County School Board COP, Series 2002 A, 5.50%, 8/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	$ 1,875,000	$ 2,060,081
Orlando & Orange County Expressway Auth. Rev., (Junior Lien), 6.50%, 7/1/11 (NATL/FGIC)(1)	450,000	470,497
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	2,000,000	2,156,840
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)(2)	1,000,000	1,195,990
Palm Beach County Health Facilities Auth. Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)(1)	6,250,000	6,485,375
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,690,695
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,441,685
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,329,659
Sumter County School Board COP, 5.50%, 7/2/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,000,000	1,095,020
Sunrise Rev., 5.20%, 10/1/22 (Ambac)(1)	1,000,000	1,098,080
Tampa Bay Water Utility System Rev., 5.00%, 10/1/38(1)	1,690,000	1,808,706
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)(1)	340,000	400,275
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)(1)	1,000,000	1,249,450
		100,702,855
GEORGIA — 3.9%
Appling County Development Auth. Pollution Control Rev., (Georgia Power Co.- Plant Hatch), VRDN, 0.45%, 9/1/10(1)	6,300,000	6,300,000
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28(1)	1,200,000	1,390,872
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27(1)	5,000,000	5,705,150
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28(1)	3,000,000	3,401,040
Bartow County Development Auth. Pollution Control Rev., (Georgia Power Plant Co.- Plant Bowen), VRDN, 0.70%, 9/1/10(1)	4,100,000	4,100,000
Burke County Development Auth. Pollution Control Rev., Series 2007 B, (Oglethorpe Power Corp. Vogtle), VRDN, 4.75%, 4/1/11 (NATL)(1)	3,210,000	3,282,000
De Kalb County Hospital Antic Auth. Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	2,450,000	2,547,485
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	1,250,000	1,311,425
Georgia GO, Series 2009 G, 5.00%, 11/1/16(1)	2,000,000	2,430,240
Georgia GO, Series 2009 I, 5.00%, 7/1/16(1)	10,000,000	12,081,200
Georgia GO, Series 2009 I, 5.00%, 7/1/19(1)	10,000,000	12,463,600
Georgia Municipal Electric Auth. Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17(1)	5,000,000	5,926,050
Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 5.50%, 1/1/26(1)	4,800,000	5,431,440
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/11, Prerefunded at 100 % of Par (NATL-IBC) (Bank of New York)(1)(2)	10,000	10,192
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12 (NATL-IBC) (Bank of New York)(1)	90,000	94,347
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12 (NATL-IBC) (Bank of New York)(1)	345,000	360,118
Georgia Road & Tollway Auth. Rev., Series 2009 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/21(1)	4,000,000	4,768,560
LaGrange Water & Sewerage Rev., 5.00%, 1/1/12 (Ambac)(1)	2,000,000	2,110,200
Marietta Development Auth. Rev., (Life University, Inc.), 6.25%, 6/15/20(1)	1,035,000	1,038,674
Private Colleges & Universities Auth. Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35(1)	1,000,000	1,094,340

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Putnam County Development Auth. Pollution Control Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.45%, 9/1/10(1)	$ 7,700,000	$ 7,700,000
		83,546,933
GUAM — 0.2%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40(3)	1,500,000	1,530,945
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	2,850,000	3,141,128
		4,672,073
HAWAII — 0.4%
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15(1)	1,000,000	1,176,090
Hawaii Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	800,000	821,696
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40(1)	3,500,000	3,520,825
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21(1)	3,000,000	3,598,650
		9,117,261
IDAHO — 0.0%
Idaho Health Facilities Auth. Rev., (St. Luke’s Regional Medical Center), 5.00%, 7/1/35 (AGM)(3)	250,000	258,123
ILLINOIS — 5.6%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)(1)	2,000,000	2,271,120
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20(1)	1,235,000	1,328,712
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	5,000,000	5,676,850
Chicago O'Hare International Airport Rev., Series 1993 A, (Senior Lien), 5.00%, 1/1/12 (NATL-IBC)(1)	4,000,000	4,220,120
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/12 (AGM)(1)	2,310,000	2,420,048
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (AGM)(1)	2,200,000	2,375,340
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)(1)	4,000,000	4,423,160
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)(1)	600,000	655,710
Chicago Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)(1)	1,015,000	1,143,428
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)(1)	1,250,000	1,275,600
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)(1)	1,000,000	1,015,010
Cook County Township High School District No. 211 GO, (Palatine & Schaumburg Townships), 5.00%, 12/1/10 (AGM)(1)	4,915,000	4,972,997
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)(1)	2,000,000	2,333,520
Illinois Development Finance Auth. Rev., Series 2001 B, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101% of Par(1)(2)	400,000	418,564
Illinois Finance Auth. Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	3,845,643
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	5,000,000	5,833,750
Illinois Finance Auth. Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29(1)	5,000,000	5,548,850
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	1,665,000	1,749,665
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14(1)	1,000,000	1,058,460
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,058,240
Illinois Finance Auth. Student Housing Rev., Series 2006 B, (Educational Advancement Fund, Inc.), 5.00%, 5/1/11(1)	1,800,000	1,824,822
Illinois GO, 3.00%, 6/14/11	25,000,000	25,316,750
Illinois GO, 5.50%, 8/1/15 (NATL)(1)	1,795,000	2,042,459
Illinois Health Facilities Auth. Rev., Series 1992 C, (Evangelical Hospital), 6.75%, 4/15/12(1)(2)	500,000	505,025
Illinois Sales Tax Rev., 5.00%, 6/15/17(1)	3,000,000	3,481,980
Illinois Toll Highway Auth. Rev., Series 2010 A1, 5.00%, 1/1/25(1)	5,000,000	5,500,500

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)(2)	$ 930,000	$ 1,132,582
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation - McCormick Place Exposition), 5.81%, 12/15/31 (NATL)(1)(4)	48,370,000	14,925,531
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,035,000	1,109,427
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,145,000	1,227,337
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/18 (NATL)(1)	75,000	79,765
Regional Transportation Auth. Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)(1)	1,000,000	1,253,550
Rock Island-Mercer et al Counties Community College District No. 503 GO, Series 2008 A, (Black Hawk College), 4.00%, 12/1/11 (Ambac)(1)	1,000,000	1,040,310
Southwestern Illinois Development Auth. Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL)(1)	1,000,000	1,143,280
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,768,184
		117,976,289
INDIANA — 1.1%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)(1)	1,000,000	1,072,760
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)(1)	1,520,000	1,782,778
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)(1)	1,600,000	1,855,712
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)(1)	1,680,000	1,927,044
Indiana Finance Auth. Lease Rev., Series 2008 A1, 5.00%, 11/1/16(1)	5,000,000	5,843,250
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.25%, 1/1/24(1)	2,545,000	2,868,317
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	1,600,000	1,805,280
Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15(1)	690,000	797,281
Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15, Prerefunded at 100% of Par(1)(2)	75,000	78,613
Indianapolis Local Public Improvement Bond Bank Rev., Series 2002 A, (Water Works), 5.00%, 7/1/12 (NATL)(1)	1,435,000	1,543,773
Mount Vernon of Hancock County Multi-School Building Corp. Rev., Series 2001 B, (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,500,000	1,570,770
Valparaiso Middle Schools Building Corp. Rev., (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (FGIC)(1)(2)	1,650,000	1,729,794
Zionsville Community Schools Building Corp. Rev., (First Mortgage), 5.75%, 1/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,074,900
		23,950,272
IOWA — 0.4%
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13(1)	1,485,000	1,491,861
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14(1)	1,950,000	1,946,509
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16(1)	1,690,000	1,621,014
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22(1)	2,500,000	2,925,600
		7,984,984
KANSAS — 0.4%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16(1)	4,500,000	5,432,355
Wichita Hospital Facilities Rev., Series 2001 III, 5.25%, 11/15/13(1)	1,280,000	1,344,845
Wichita Hospital Facilities Rev., Series 2001 III, 5.50%, 11/15/16(1)	1,195,000	1,244,783
		8,021,983

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

KENTUCKY — 0.6%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20(1)	$ 4,000,000	$ 4,878,000
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,352,290
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,400,775
Louisville & Jefferson County Visitors and Convention Commission Rev., Series 2004 B, (Kentucky International Convention Center), VRDN, 0.28%, 9/1/10 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)(1)	3,700,000	3,700,000
		13,331,065
LOUISIANA — 0.3%
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)(1)	1,105,000	1,123,619
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)(1)	1,205,000	1,267,154
Louisiana Public Facilities Auth. Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (CIFG)(1)	1,465,000	1,537,020
New Orleans Aviation Board Gulf Opportunity Zone Rev., Series 2010 A, (Passenger Facility Charge), 5.25%, 1/1/41(1)	2,000,000	2,054,060
		5,981,853
MAINE — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)(1)	1,795,000	1,857,143
MARYLAND — 2.1%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,050,140
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15(1)	10,000,000	11,897,000
Maryland GO, Series 2005 A, (State & Local Facilities Loan), 5.00%, 8/1/11(1)	10,000,000	10,439,800
Maryland GO, Series 2009 C, (State & Local Facilities Loan), 5.00%, 11/1/16(1)	10,000,000	12,157,800
Maryland Health & Higher Educational Facilities Auth. Rev., (Doctors Community Hospital), 5.75%, 7/1/38	2,400,000	2,408,712
Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins Health System), 5.00%, 5/15/40(1)	2,000,000	2,119,780
Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins University), VRDN, 3.65%, 11/15/11(1)	1,000,000	1,030,020
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/12(1)	270,000	288,954
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/13(1)	1,565,000	1,718,652
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38(1)	1,645,000	1,831,724
		44,942,582
MASSACHUSETTS — 3.7%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	3,300,000	3,655,575
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17(1)	1,760,000	1,847,630
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14(1)	5,000,000	5,314,200
Massachusetts Development Finance Agency Rev., Series 2010 A, (Emerson College), 5.00%, 1/1/40(1)	4,845,000	4,931,483
Massachusetts GO, Series 2002 C, (Consolidated Loan of 2002), 5.50%, 11/1/12 (AGM)(1)	10,000,000	11,102,500
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14(1)	2,500,000	2,907,525
Massachusetts GO, Series 2010 A, VRN, 0.68%, 9/2/10(1)	5,000,000	5,008,450

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	$ 5,000,000	$ 4,829,450
Massachusetts Health & Educational Facilities Auth. Rev., Series 1992 F, (Massachusetts General Hospital), 6.25%, 7/1/12 (Ambac)(1)	340,000	354,511
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14(1)	5,000,000	5,827,250
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	6,800,000	7,960,624
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26(1)	10,000,000	12,120,400
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20(1)	1,500,000	1,592,040
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21(1)	1,050,000	1,105,787
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38(3)	2,050,000	2,059,225
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23(1)	1,000,000	1,138,140
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24(1)	6,000,000	6,762,000
		78,516,790
MICHIGAN — 1.7%
Grand Valley State University Rev., 5.75%, 12/1/10, Prerefunded at 100% of Par (FGIC)(1)(2)	1,485,000	1,505,642
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (AGM)(1)	1,265,000	1,366,061
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)(1)	1,545,000	1,822,868
Michigan Building Auth. Rev., Series 2003 I, (Facilities Program), 5.25%, 10/15/11 (AGM)(1)	5,000,000	5,237,200
Michigan Building Auth. Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20(1)	4,000,000	4,629,080
Michigan Higher Education Facilities Auth. Rev., (Limited Obligation - Hillsdale College), 5.00%, 3/1/26(1)	2,345,000	2,397,809
Pontiac City School District GO, 5.00%, 5/1/13 (XLCA)(1)	295,000	308,995
Pontiac City School District GO, 5.00%, 5/1/14 (XLCA)(1)	1,010,000	1,037,139
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)(1)	1,260,000	1,287,770
Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)(1)	1,425,000	1,433,279
Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)(1)	1,420,000	1,410,372
Taylor GO, 5.00%, 9/1/11 (NATL)(1)	575,000	599,875
Wayne Charter County Airport Rev., Series 2002 C, 5.00%, 12/1/11 (NATL/FGIC)(1)	2,010,000	2,110,520
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/13 (NATL/FGIC)(1)	2,215,000	2,418,869
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/14 (NATL/FGIC)(1)	2,335,000	2,533,195
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL/FGIC)(1)	3,000,000	3,296,880
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL/FGIC)(1)	2,000,000	2,175,300
		35,570,854
MINNESOTA — 1.0%
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)	10,000,000	11,255,900
Minnesota Higher Education Facilities Auth. Rev., Series 2005-6G, (St. John University), 5.00%, 10/1/12(1)	1,500,000	1,619,670
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,151,767
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,072,352

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	$ 1,250,000	$ 1,409,300
		20,508,989
MISSISSIPPI — 1.1%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)(1)	1,565,000	1,785,415
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)(1)	1,645,000	1,897,327
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)(1)	1,000,000	1,061,090
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)(1)	4,620,000	5,249,567
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27(1)	9,000,000	9,983,160
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)(1)	1,195,000	1,389,092
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)(1)	1,940,000	2,231,989
		23,597,640
MISSOURI — 1.0%
Jackson County Industrial Development Auth. Rev., (Linda Hall Library), VRDN, 0.35%, 9/2/10 (LOC: Commerce Bank N.A.)(1)	3,000,000	3,000,000
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL)(1)	1,425,000	1,659,883
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39(1)	2,000,000	2,236,040
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL)(1)	3,145,000	3,463,337
Missouri State Highways & Transportation Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13(1)	3,030,000	3,399,751
Missouri State Highways & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18(1)	2,700,000	3,310,011
Platte County Industrial Development Auth. Rev., (Zona Rosa Retail), 5.00%, 12/1/32(1)	1,000,000	1,060,080
St. Louis County Industrial Development Educational Facilities Auth. Rev., (Gateway Academy), VRDN, 0.39%, 9/2/10 (1)	2,800,000	2,800,000
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)(1)	1,000,000	1,086,900
		22,016,002
NEBRASKA — 0.4%
Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (AGM)(1)	2,000,000	2,203,820
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20(1)	2,500,000	2,876,550
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21(1)	3,000,000	3,434,760
		8,515,130
NEVADA — 0.2%
Clark County Economic Development Rev., (University of Southern Nevada), 5.00%, 4/1/22 (Radian)(1)	1,000,000	937,960
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,550,000	1,687,191
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,865,000	2,030,071
		4,655,222

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

NEW HAMPSHIRE — 0.3%
New Hampshire Health & Education Facilities Auth. Rev., (Dartmouth-Hitchcock), 5.00%, 8/1/40(1)	$ 2,000,000	$ 2,058,240
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/11(1)	1,660,000	1,700,454
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/12(1)	180,000	187,324
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13(1)	1,030,000	1,079,832
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18(1)	2,060,000	2,161,599
		7,187,449
NEW JERSEY — 3.9%
New Jersey Economic Development Auth. Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33(1)	220,000	234,936
New Jersey Economic Development Auth. Rev., Series 2010 DD1, (School Facility Construction), 5.00%, 12/15/18(1)	5,000,000	5,891,450
New Jersey GO, 5.00%, 8/1/14(1)	5,000,000	5,791,950
New Jersey GO, 5.00%, 6/1/17(1)	4,500,000	5,386,320
New Jersey Health Care Facilities Auth. Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	1,050,000	1,065,582
New Jersey Health Care Facilities Auth. Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(3)	1,725,000	1,790,032
New Jersey Sports & Exposition Auth. Rev., Series 2008 B, 5.00%, 9/1/18(1)	7,300,000	8,581,150
New Jersey State Turnpike Auth. Rev., Series 2009 G, 5.00%, 1/1/18(1)	1,700,000	1,998,027
New Jersey Transit Corp. COP, 5.00%, 10/1/12 (AGM)(1)	4,235,000	4,582,905
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)(1)	5,595,000	6,245,643
New Jersey Transportation Trust Fund Auth. Rev., Series 2003 B2, 5.00%, 12/15/16(1)	10,000,000	11,640,300
New Jersey Transportation Trust Fund Auth. Rev., Series 2004 B, 5.25%, 12/15/12 (NATL/FGIC)(1)	7,400,000	8,177,962
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	15,000,000	17,856,750
Tobacco Settlement Financing Corp. Rev., Series 2007-1A, 5.00%, 6/1/41(1)	3,500,000	2,407,685
		81,650,692
NEW MEXICO — 0.5%
Clayton Rev., (Jail Project), 5.00%, 11/1/10 (CIFG)(1)	2,040,000	2,049,588
Los Alamos County, Inc. Utility System Rev., Series 2004 A, 5.00%, 7/1/11 (AGM)(1)	6,675,000	6,929,852
San Juan County Gross Receipts Tax Rev., Series 2001 A, 5.75%, 9/15/11, Prerefunded at 101% of Par (Ambac)(1)(2)	1,415,000	1,510,399
		10,489,839
NEW YORK — 9.9%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	3,700,000	3,971,136
Franklin County Industrial Development Agency Rev., (Trudeau Institute, Inc.), VRDN, 0.46%, 9/1/10 (LOC: HSBC Bank USA N.A.)(1)	500,000	500,000
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 5.00%, 11/15/13(1)	4,000,000	4,440,200
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.25%, 11/15/23(1)	5,000,000	6,096,650

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax), 5.00%, 11/15/21(1)	$ 1,800,000	$ 2,159,226
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax), 5.00%, 11/15/23(1)	1,500,000	1,772,130
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,624,104
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39(1)	10,000,000	10,738,100
New York City Transitional Finance Auth. Rev., Series 2004 D2, (Future Tax Secured Bonds) 5.00%, 11/1/12(1)	8,500,000	9,327,475
New York City Transitional Finance Auth. Rev., Series 2005 A1, 5.00%, 11/1/10(1)	2,000,000	2,015,900
New York City Transitional Finance Auth. Rev., Series 2007 B, (Future Tax Secured Bonds) 5.00%, 11/1/19(1)	8,000,000	9,346,560
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	1,700,000	1,919,164
New York GO, Series 1994 H3, VRDN, 0.27%, 9/1/10 (AGM) (SBBPA: State Street Bank & Trust Co.)(1)	3,100,000	3,100,000
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 100% of Par(1)(2)	5,000,000	5,670,400
New York GO, Series 2004 D, 5.00%, 11/1/17 (AGM)(1)	5,195,000	5,927,755
New York GO, Series 2006 J1, 5.00%, 6/1/18(1)	4,000,000	4,617,120
New York GO, Series 2008 J1, 5.00%, 8/1/13(1)	5,855,000	6,572,062
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	1,700,000	1,824,066
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	2,600,000	3,062,384
New York GO, Series 2009 H1, 5.00%, 3/1/17(1)	3,000,000	3,553,260
New York GO, Series 2009 H1, 5.00%, 3/1/22(1)	7,000,000	8,163,470
New York GO, Series 2009 J1, 5.00%, 5/15/22(1)	6,570,000	7,681,775
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	10,000,000	12,134,700
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	1,000,000	1,105,960
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	3,500,000	3,855,145
New York State Dormitory Auth. Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-IBC)(1)	1,440,000	1,674,705
New York State Dormitory Auth. Rev., Series 2005 F, 5.00%, 3/15/12 (AGM)(1)	1,000,000	1,070,030
New York State Dormitory Auth. Rev., Series 2008 B, 5.75%, 3/15/36(1)	10,000,000	11,612,200
New York State Dormitory Auth. Rev., Series 2009 A, 5.25%, 2/15/25(1)	8,825,000	10,287,391
New York State Dormitory Auth. Rev., Series 2009 A, 5.00%, 2/15/39(1)	4,000,000	4,309,800
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	1,200,000	1,269,360
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/21(1)	1,785,000	1,979,404
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22(1)	2,750,000	3,028,025
New York State Thruway Auth. Rev., Series 2009 A1, 5.00%, 4/1/23(1)	3,000,000	3,463,260
New York State Urban Development Corp. Rev., Series 2009 C, (Personal Income Tax), 5.00%, 12/15/15(1)	3,000,000	3,574,980
New York State Urban Development Corp. Rev., Series 2009 C, (Personal Income Tax), 5.00%, 12/15/17(1)	7,000,000	8,497,440

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	$ 3,150,000	$ 3,532,599
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL/FGIC)(1)	710,000	753,892
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17(1)	1,000,000	1,087,210
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18(1)	1,000,000	1,077,720
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20(1)	1,250,000	1,326,400
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26(1)	1,175,000	1,208,570
Triborough Bridge & Tunnel Auth. Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15(1)	5,000,000	5,820,750
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	10,000,000	10,718,400
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	8,000,000	8,598,320
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	3,040,000	3,159,381
		209,228,579
NORTH CAROLINA — 1.4%
Charlotte GO, 5.00%, 8/1/19(1)	2,000,000	2,443,640
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17(1)	1,000,000	1,218,510
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20(1)	2,060,000	2,604,437
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	2,790,000	3,196,112
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	2,955,000	3,410,691
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26(1)	5,600,000	6,067,544
North Carolina Medical Care Commission Health Care Facilities Rev., (Stanley Total Living Center), VRDN, 0.39%, 9/2/10 (LOC: Wells Fargo Bank N.A.)(5)	1,000,000	1,000,000
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	1,360,000	1,505,778
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(2)	640,000	712,474
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19(1)	2,500,000	2,934,175
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20(1)	2,000,000	2,331,380
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30(1)	1,800,000	1,918,512
		29,343,253
OHIO — 1.7%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	1,000,000	1,146,510
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19(1)	2,450,000	2,726,556
Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,287,885
Milford Exempt Village School District GO, (School Improvements), 6.00%, 12/1/11, Prerefunded at 100% of Par (AGM)(1)(2)	1,700,000	1,821,584
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/11(1)	1,005,000	1,052,466

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/12(1)	$ 1,365,000	$ 1,490,676
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19(1)	5,000,000	6,080,250
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20(1)	750,000	933,030
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27(1)	2,000,000	2,263,000
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	4,000,000	4,811,280
Ohio Water Development Auth. Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/28(1)	2,000,000	2,238,720
Ohio Water Development Auth. Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13(1)	5,895,000	6,750,129
Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(1)(2)	1,505,000	1,700,364
Tri Valley Local School District GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,550,000	1,697,389
		35,999,839
OKLAHOMA — 0.7%
Comanche County Hospital Auth. Rev., 5.00%, 7/1/11 (Radian)(1)	805,000	823,153
Comanche County Hospital Auth. Rev., 5.00%, 7/1/12 (Radian)(1)	1,425,000	1,489,966
Oklahoma County Finance Auth. Rev., (Western Heights Public Schools), 4.00%, 9/1/10 (AGC)(1)	1,300,000	1,300,000
Oklahoma Development Finance Auth. Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Heath, Inc.)(1)	3,000,000	3,406,770
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/13(1)	1,610,000	1,708,145
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/14(1)	1,730,000	1,825,876
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/15(1)	1,710,000	1,795,979
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/16(1)	2,130,000	2,224,338
		14,574,227
OREGON — 0.3%
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	2,900,000	3,115,673
Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (AGM)(1)	2,840,000	3,168,616
		6,284,289
PENNSYLVANIA — 5.8%
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/11(1)	4,000,000	4,171,120
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/12(1)	6,210,000	6,680,097
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	1,500,000	1,721,160
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.75%, 9/1/14(1)	2,250,000	2,341,350
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(2)	1,150,000	1,498,634
Commonwealth of Pennsylvania GO, 5.00%, 7/1/19(1)	15,000,000	18,476,550
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)(2)	2,580,000	3,518,604
Exeter Township GO, 5.25%, 7/15/15 (Ambac)(1)	1,155,000	1,367,000

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Exeter Township GO, 5.30%, 7/15/19 (Ambac)(1)	$ 1,830,000	$ 2,251,943
Geisinger Auth. Health System Rev., VRN, resets quarterly at 67% of the 3-month LIBOR plus 0.77% with no caps, 1.08%, 11/1/10(1)	5,000,000	3,473,400
Oxford Area School District GO, Series 2001 A, 5.50%, 2/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,075,770
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,513,850
Pennsylvania GO, 5.375%, 7/1/18 (AGM)(1)	1,070,000	1,342,069
Pennsylvania Higher Educational Facilities Auth. Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,230,980
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.00%, 12/1/16(1)	5,000,000	5,929,950
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22(1)	10,000,000	11,532,600
Philadelphia Gas Works Rev., 5.25%, 8/1/40(1)	2,700,000	2,766,798
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17(1)	1,000,000	1,137,500
Philadelphia School District GO, Series 2002 A, 5.25%, 2/1/11 (AGM)(1)	2,975,000	3,035,393
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	1,415,000	1,509,253
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/16(1)	10,000,000	11,604,000
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/17 (AGM)(1)	5,000,000	5,868,250
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)(1)	15,805,000	18,342,651
Scranton Parking Auth. Rev., 5.00%, 6/1/22 (Radian)(1)	1,270,000	1,292,466
Westmoreland County Municipal Auth. Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)(2)	4,500,000	5,385,285
		123,066,673
PUERTO RICO — 4.4%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/12(1)	4,000,000	4,225,640
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	12,550,000	13,854,070
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44(1)	1,750,000	1,891,575
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/25(1)	5,000,000	5,533,750
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/26(1)	2,100,000	2,315,166
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	1,975,000	2,069,741
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17(1)	5,000,000	5,464,700
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17(1)	2,675,000	3,001,832
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16(1)	3,020,000	3,368,085
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	3,000,000	3,128,490
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	20,000,000	20,881,600
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14(1)	4,000,000	4,370,280
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16(1)	2,000,000	2,191,680
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 5.00%, 7/1/13(1)	2,000,000	2,143,820

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Puerto Rico Municipal Finance Agency GO, Series 2005 A, 5.00%, 8/1/11(1)	$ 3,700,000	$ 3,817,216
Puerto Rico Public Buildings Auth. Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,886,400
Puerto Rico Public Buildings Auth. Rev., Series 2007 M, (Government Facilities), 5.50%, 7/1/12(1)	2,000,000	2,128,140
Puerto Rico Public Buildings Auth. Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36(1)	6,700,000	7,654,415
		93,926,600
RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL)(1)(2)	2,000,000	2,463,240
SOUTH CAROLINA — 1.4%
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (CIFG)(1)	1,060,000	1,167,007
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (CIFG)(1)	2,260,000	2,462,609
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (CIFG)(1)	1,450,000	1,563,985
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (CIFG)(1)	3,000,000	3,198,960
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)(2)	625,000	832,275
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL/FGIC)(1)	875,000	1,108,651
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	140,000	175,624
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	375,000	453,195
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	485,000	608,413
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16(1)	5,000,000	5,715,650
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/17(1)	3,000,000	3,445,200
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	2,700,000	2,787,237
Spartanburg County Health Services District, Inc. Hospital Rev., 5.50%, 4/15/16 (AGM)(1)	1,095,000	1,147,210
Sumter Waterworks and Sewer System Improvement Rev., 5.00%, 12/1/22 (XLCA)(1)	350,000	389,144
Tobacco Settlement Revenue Management Auth. Rev., 5.00%, 6/1/18(1)	990,000	990,891
University Athletic Facilities Rev., Series 2010 A, 5.00%, 5/1/40(3)	2,695,000	2,892,382
		28,938,433
TENNESSEE — 0.5%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15(1)	2,330,000	2,456,962
Johnson City Health & Educational Facilities Board Hospital Rev., (Mountain States Health Alliance), 6.00%, 7/1/38(1)	1,750,000	1,841,420
Memphis Electric System Rev., 5.00%, 12/1/15(1)	2,500,000	2,964,825
Memphis Electric System Rev., 5.00%, 12/1/16(1)	1,000,000	1,198,210
Tennessee State School Board Auth. Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33(1)	1,000,000	1,094,110
		9,555,527

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

TEXAS — 5.3%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34(1)	$ 3,325,000	$ 3,692,379
Canadian River Municipal Water Auth. Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)(1)	1,000,000	1,119,380
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL)(1)	2,035,000	2,120,144
Clint Independent School District GO, (Unlimited Tax School Building and Refunding Bonds), 6.00%, 2/15/11, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	340,000	348,983
Clint Independent School District GO, (Unlimited Tax School Building and Refunding Bonds), 6.00%, 2/15/17 (PSF-GTD)(1)	1,475,000	1,512,214
Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)(1)	1,000,000	1,190,360
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24(1)	1,000,000	1,098,210
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)(1)	2,000,000	2,344,900
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)(1)	1,115,000	1,279,563
Garza County Public Facility Corp. Rev., 4.75%, 10/1/10(1)	585,000	586,053
Garza County Public Facility Corp. Rev., 5.00%, 10/1/11(1)	610,000	624,140
Garza County Public Facility Corp. Rev., 5.00%, 10/1/13(1)	2,015,000	2,118,813
Garza County Public Facility Corp. Rev., 5.25%, 10/1/14(1)	1,115,000	1,189,047
Garza County Public Facility Corp. Rev., 5.25%, 10/1/15(1)	1,225,000	1,306,953
Garza County Public Facility Corp. Rev., 5.25%, 10/1/16(1)	1,145,000	1,212,063
Garza County Public Facility Corp. Rev., 5.50%, 10/1/16(1)	1,000,000	1,122,670
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16(1)	1,000,000	1,060,420
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18(1)	2,500,000	2,969,725
Harris County Rev., Series 2009 C, 5.00%, 8/15/17(1)	5,000,000	5,979,500
Hays Consolidated Independent School District GO, 6.32%, 8/15/11 (PSF-GTD)(1)(2)(4)	700,000	696,843
Hays Consolidated Independent School District GO, 6.32%, 8/15/11 (PSF-GTD)(1)(4)	2,300,000	2,290,685
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,295,000	1,425,160
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,750,000	1,925,892
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39(1)	4,000,000	4,382,960
Houston GO, Series 2009 A, (Public Improvement), 5.00%, 3/1/21(1)	10,000,000	11,878,500
Houston Utility System Rev., Series 2010 C, (Comb-First Lien), 5.00%, 11/15/18(3)	7,500,000	9,119,325
Laredo Community College District Combined Fee Rev., 5.25%, 8/1/35 (AGM)(1)	1,360,000	1,449,787
Live Oak GO, 5.25%, 8/1/22 (NATL)(1)	1,630,000	1,732,283
Lone Star College System GO, 5.00%, 8/15/21(1)	1,000,000	1,199,120
Lone Star College System GO, 5.00%, 8/15/22(1)	2,650,000	3,153,553
Lower Colorado River Auth. Rev., 5.00%, 5/15/13(1)	1,040,000	1,157,437
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	800,000	928,672
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/22(1)	1,000,000	1,155,250
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/23(1)	3,435,000	3,917,961
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/24(1)	2,000,000	2,259,020

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)(2)	$ 1,740,000	$ 2,025,116
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	9,500,000	10,246,890
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)(1)	550,000	684,695
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)(1)	2,120,000	2,403,232
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16(1)	1,000,000	1,037,070
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15(1)	1,000,000	1,161,340
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20(1)	1,500,000	1,782,210
Texas Public Finance Auth. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)(1)	400,000	424,196
Texas State Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16(1)	5,000,000	5,844,250
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/13	1,000,000	1,116,300
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,334,453
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	750,000	778,740
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	1,265,000	1,450,373
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL)(1)	1,000,000	1,224,370
		113,061,200
U.S. VIRGIN ISLANDS — 0.8%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	6,950,000	7,830,912
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Senior Lien), 5.00%, 10/1/25(1)	7,250,000	7,649,258
Virgin Islands Water & Power Auth. Rev., Series 2007 A, 5.00%, 7/1/24(1)	1,500,000	1,578,750
		17,058,920
UTAH — 0.9%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)(1)	2,550,000	2,639,072
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20(1)	3,500,000	3,866,800
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)(2)	645,000	748,548
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,820,000	1,925,833
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,915,000	2,026,357
Utah County Municipal Building Auth. Lease Rev., 5.50%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,061,060
Utah GO, Series 2009 C, 5.00%, 7/1/18(1)	4,000,000	4,950,960

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

West Valley City Sales Tax Rev., Series 2001 A, 5.50%, 7/15/11, Prerefunded at 100% of Par (NATL)(1)(2)	$ 1,305,000	$ 1,365,265
		18,583,895
VERMONT — 0.2%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)(1)	4,290,000	4,934,701
VIRGINIA — 0.9%
Fairfax County COP, 5.30%, 4/15/23(1)	1,500,000	1,648,320
Pittsylvania County GO, Series 2001 B, 5.75%, 3/1/11, Prerefunded at 102% of Par (NATL/School Bond Reserve Fund)(1)(2)	1,115,000	1,168,297
Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	5,100,000	5,772,282
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	5,120,000	6,192,896
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22(1)	4,150,000	5,007,016
		19,788,811
WASHINGTON — 3.4%
Benton County Public Utility District No. 1 Electric Rev., Series 2001 A, 5.625%, 11/1/19 (AGM)(1)	1,000,000	1,049,540
Cowlitz County Kelso School District No. 458 GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,000,000	1,095,090
Energy Northwest Electric Rev., Series 2002 A, (Columbia Generating), 5.75%, 7/1/18 (NATL)(1)	3,500,000	3,798,200
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating), 6.00%, 7/1/18 (Ambac)(1)	10,000,000	10,920,300
Energy Northwest Electric Rev., Series 2008 D, (Columbia Generating), 5.00%, 7/1/12(1)	2,375,000	2,575,949
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18(1)	3,000,000	3,715,860
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18(1)	5,115,000	6,243,062
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL)(1)	1,750,000	1,880,410
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL)(1)	1,000,000	1,137,190
King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(1)(2)	1,555,000	1,739,687
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL/School Bond Guarantee)(1)	1,000,000	1,166,120
Mason County School District No. 309 Shelton GO, 5.625%, 12/1/11, Prerefunded at 100% of Par (FGIC/School Bond Guarantee)(1)(2)	1,260,000	1,342,908
Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,071,910
Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,120,000	1,200,539
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22(1)	1,000,000	1,156,500
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(1)	2,000,000	2,095,800
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19(1)	5,000,000	6,119,250
Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/17 (NATL/FGIC/School Bond Guarantee)(1)	6,690,000	7,852,655
Washington GO, Series 1990 A, 6.75%, 2/1/15(1)	1,000,000	1,124,790
Washington Health Care Facilities Auth. Rev., Series 2006 D, (Providence Health & Services), VRN, 5.25%, 10/1/33 (AGM)(1)	4,500,000	4,867,695
Washington Health Care Facilities Auth. Rev., Series 2009 A, (Swedish Health Services), 6.50%, 11/15/33	4,000,000	4,249,560
Washington State Housing Finance Commission Non-profit Rev., Series 2001 A, (Pioneer Human Services), VRDN, 0.29%, 9/1/10 (LOC: U.S. Bank N.A.)(1)	2,000,000	2,000,000

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Whitman County Pullman School District No. 267 GO, 5.625%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	$ 1,500,000	$ 1,637,415
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL/School Bond Guarantee)(1)	1,675,000	1,955,613
		71,996,043
WISCONSIN — 0.7%
Wisconsin Clean Water Rev., Series 1991-1, 6.875%, 6/1/11(1)	710,000	740,232
Wisconsin Health & Educational Facilities Auth. Rev., (Aurora Medical Group), 6.00%, 11/15/10 (AGM)(1)	2,590,000	2,613,154
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.50%, 11/15/22(1)	4,655,000	5,269,786
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	5,800,000	6,400,532
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	500,000	606,630
		15,630,334
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $1,977,824,626)		2,118,894,046
OTHER ASSETS AND LIABILITIES(6)		(645,559)
TOTAL NET ASSETS — 100.0%		$2,118,248,487

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
148	U.S. Long Bond	December 2010	$19,984,625	$156,385

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,970	U.S. Treasury 2-Year Notes	December 2010	$431,707,031	$(142,759)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
PSF-GTD	-	Permanent School Fund Guaranteed
Radian	-	Radian Asset Assurance, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN -		Va Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN -	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA -	XL Capital Ltd.

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $472,431,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	When-issued security.
(4)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,000,000, which represented less than 0.05% of total net assets.

(6)	Category is less than 0.05% of total net assets.

Tax-Free Bond – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of August 31, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain
(loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,977,824,626
Gross tax appreciation of investments	$ 147,026,883
Gross tax depreciation of investments	(5,957,463)
Net tax appreciation (depreciation) of investments	$ 141,069,420

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

August 31, 2010

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.3%
ALABAMA — 0.8%
Troy Health Care Auth. Rev., (Southeast Rural Health), VRDN, 0.40%, 9/2/10 (LOC: Troy Bank and Trust Co. and FHLB)	$ 2,150,000	$ 2,150,000
CALIFORNIA — 15.3%
Alameda County Industrial Development Auth. Rev., (BAT Properties LLC), VRDN, 0.47%, 9/2/10 (LOC: Bank of the West)	4,200,000	4,200,000
California School Cash Reserve Program Auth. Rev., Series 2010 B, 2.00%, 6/1/11	10,500,000	10,585,567
California Statewide Communities Development Auth. Rev., (Trinity Children & Family), VRDN, 0.45%, 9/1/10 (LOC: Citizens Business Bank and California State Teacher's Retirement)	320,000	320,000
Los Angeles Tax & Rev. Anticipation Notes GO, 2.00%, 5/31/11	6,500,000	6,557,744
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, Series 2010 A, 2.00%, 6/30/11	3,000,000	3,032,780
Riverside County Industrial Development Auth. Rev., (Cal-Mold, Inc.), VRDN, 0.40%, 9/1/10 (LOC: Bank of the West)	2,030,000	2,030,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.45%, 9/2/10 (LOC: Landesbank Baden-Wurttemberg)	12,700,000	12,700,000
		39,426,091
COLORADO — 2.2%
Avon Industrial Development Rev., (Kroger Co.), VRDN, 0.40%, 9/1/10 (LOC: U.S. Bank N.A.)	2,745,000	2,745,000
Thornton Industrial Development Rev., (Kroger Co.), VRDN, 0.40%, 9/1/10 (LOC: U.S. Bank N.A.)	2,900,000	2,900,000
		5,645,000
DELAWARE — 6.6%
Delaware Health Facilities Auth. Rev., (Beebe Medical Center), VRDN, 0.60%, 9/2/10 (LOC: PNC Bank N.A.)	17,125,000	17,125,000
FLORIDA — 3.4%
DeSoto County Industrial Development Rev., (Tremron, Inc.), VRDN, 0.38%, 9/2/10 (LOC: Branch Banking & Trust)	2,400,000	2,400,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.58%, 9/1/10	2,700,000	2,700,000
JP Morgan Chase Trust Rev., Series 2009-3439, (PUTTERs/DRIVERs), VRDN, 0.40%, 9/2/10 (AGM-CR/XLCA) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
		8,795,000
GEORGIA — 9.5%
Bartow County Development Auth. Pollution Control Rev., (Georgia Power Co.- Plant Bowen), VRDN, 0.70%, 9/1/10	4,800,000	4,800,000
Carroll County Water & Sewer Auth. Rev., (Temple), VRDN, 0.45%, 9/2/10 (LOC: Bank of America N.A.)	1,825,000	1,825,000
Clayton County Multi-Family Housing Auth. Rev., Series 1990 B, (Kimberly Forest), VRDN, 1.10%, 9/1/10 (AGM) (SBBPA: Societe Generale)	6,155,000	6,155,000
Clayton County Multi-Family Housing Auth. Rev., Series 1990 C, (Villa Rouge Apartments), VRDN, 1.10%, 9/1/10 (AGM) (SBBPA: Societe Generale)	6,955,000	6,955,000
Clayton County Multi-Family Housing Auth. Rev., Series 1990 D, (Kings Arms Apartments), VRDN, 1.10%, 9/1/10 (AGM) (SBBPA: Societe Generale)	3,315,000	3,315,000
Savannah Economic Development Auth. Rev., (YMCA of Coastal Georgia, Inc.), VRDN, 0.45%, 9/2/10 (LOC: Bank of America N.A.)	1,355,000	1,355,000
		24,405,000

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

HAWAII — 0.4%
Hawaii State Department of Budget & Finance Special Purpose Rev., Series 1999 A, (Palama Meat Co.), VRDN, 0.46%, 9/2/10 (LOC: Wells Fargo Bank N.A.)	$ 1,000,000	$ 1,000,000
ILLINOIS — 6.0%
Illinois Development Finance Auth. Rev., (Solomon Schechter Day School), VRDN, 0.50%, 9/2/10 (LOC: LaSalle Bank N.A.)(1)	4,250,000	4,250,000
Illinois Finance Auth. Rev., (Merit School of Music), VRDN, 0.50%, 9/2/10 (LOC: LaSalle Bank N.A.)	1,500,000	1,500,000
Illinois Finance Auth. Rev., (Village of Oak Park Residence), VRDN, 0.50%, 9/2/10 (LOC: LaSalle Bank N.A.)(1)	4,000,000	4,000,000
Illinois Housing Development Auth. Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.69%, 9/2/10 (LOC: First National Bank and FHLB)	1,955,000	1,955,000
McCook Rev., Series 1996 B, (St. Andrew Society), VRDN, 0.50%, 9/2/10 (LOC: Northern Trust Company)	1,700,000	1,700,000
Rock Island County Metropolitan Airport Auth. Rev., (Elliott Aviation), VRDN, 0.50%, 9/1/10 (LOC: U.S. Bank N.A.)	2,155,000	2,155,000
		15,560,000
INDIANA — 1.9%
Indiana Development Finance Auth. Rev., (TTP, Inc.), VRDN, 0.50%, 9/2/10 (LOC: LaSalle Bank N.A.)(1)	2,135,000	2,135,000
Jasper County Industrial Development Rev., (Newberry Farms LLC), VRDN, 0.60%, 9/1/10 (LOC: Farm Credit Services of America and Bank of the West)	2,800,000	2,800,000
		4,935,000
IOWA — 4.1%
Buffalo Pollution Control Rev., Series 1991 B, (Lafarge Corp.), VRDN, 0.56%, 9/2/10 (LOC: BNP Paribas)	5,250,000	5,250,000
Iowa Finance Auth. Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.37%, 9/1/10	4,000,000	4,000,000
Iowa Finance Auth. Industrial Development Rev., (Embria Health Sciences), VRDN, 0.46%, 9/2/10 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
		10,550,000
KANSAS — 0.9%
Hutchinson Industrial Development Rev., (Kroger Co.), VRDN, 0.40%, 9/1/10 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Shawnee Private Activity Rev., (Simmons Co.), VRDN, 0.46%, 9/1/10 (LOC: Wells Fargo Bank N.A.)(1)	1,410,000	1,410,000
		2,410,000
KENTUCKY — 0.8%
Murray Industrial Building Rev., (Kroger Co.), VRDN, 0.40%, 9/1/10 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Winchester Industrial Building Rev., (Kroger Co.), VRDN, 0.40%, 9/1/10 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
		2,000,000
LOUISIANA — 2.2%
Louisiana Local Government Environmental Facilities & Community Development Auth. Rev., (Hollybrook Enterprises LLC), VRDN, 0.60%, 9/1/10 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,920,000	1,920,000
Terrebonne Economic Development Auth. Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.46%, 9/2/10 (LOC: Community Bank and FHLB)	3,800,000	3,800,000
		5,720,000
MAINE — 0.5%
Dover-Foxcroft Rev., (Pleasant River), VRDN, 0.60%, 9/1/10 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)	1,305,000	1,305,000

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

MARYLAND — 3.6%
Baltimore Industrial Development Auth. Rev., (Baltimore Capital Acquisition), VRDN, 0.37%, 9/1/10 (LOC: Bayerische Landesbank)	$ 8,095,000	$ 8,095,000
Maryland Economic Development Corp. Rev., (Blind Industries & Services), VRDN, 0.45%, 9/2/10 (LOC: Bank of America N.A.)	1,215,000	1,215,000
		9,310,000
MASSACHUSETTS — 2.3%
Macon Trust Various States Rev., Series 2007-344, VRDN, 0.42%, 9/1/10 (LOC: Bank of America N.A.) (LIQ FAC: Bank of America N.A.)(1)	6,018,000	6,018,000
MICHIGAN — 3.1%
Michigan GO, Series 2009 A, 2.00%, 9/30/10	8,000,000	8,009,304
MISSISSIPPI — 0.7%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.42%, 9/1/10 (LOC: Wells Fargo Bank N.A.)	1,780,000	1,780,000
NEW YORK — 0.3%
New York City Industrial Development Agency Civic Facility Rev., (Peninsula Hospital Center), VRDN, 0.80%, 9/2/10 (LOC: JPMorgan Chase Bank N.A.)	895,000	895,000
NORTH CAROLINA — 3.0%
Buncombe County GO, Series 2002 B, VRDN, 0.39%, 9/2/10 (SBBPA: Wells Fargo Bank N.A.)	1,050,000	1,050,000
Iredell County Industrial Facilities & Pollution Control Financing Auth. Rev., (Valspar Corp.), VRDN, 0.46%, 9/2/10 (LOC: Wells Fargo Bank N.A.)(1)	1,100,000	1,100,000
North Carolina Capital Facilities Finance Agency Rev., (Montessori Children’s Center), VRDN, 0.50%, 9/2/10 (LOC: Bank of America N.A.)	1,200,000	1,200,000
North Carolina Capital Facilities Finance Agency Rev., (Thompson Children’s Home), VRDN, 0.50%, 9/2/10 (LOC: Bank of America N.A.)	1,000,000	1,000,000
North Carolina Housing Finance Agency Rev., Series 2000 A, (Appalachian Student Housing Corp.), VRDN, 0.39%, 9/1/10 (LOC: Wells Fargo Bank N.A.)	950,000	950,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Carolina Village, Inc.), VRDN, 0.39%, 9/2/10 (LOC: First Citizens Bank and Trust Co. and Wells Fargo Bank N.A.)	1,500,000	1,500,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Stanley Total Living Center), VRDN, 0.39%, 9/2/10 (LOC: Wells Fargo Bank N.A.)(1)	1,010,000	1,010,000
		7,810,000
OHIO — 2.3%
Allen County Health Care Facilities Rev., (Mennonite Memorial Home), VRDN, 0.39%, 9/2/10 (LOC: Wells Fargo Bank N.A.)	1,680,000	1,680,000
Putnam County Health Care Facilities Rev., (Refunding and Improvement Hilty Memorial Home, Inc.), VRDN, 0.37%, 9/2/10 (LOC: First Federal Bank of Midwest and FHLB)	4,160,000	4,160,000
		5,840,000
PENNSYLVANIA — 5.5%
Berks County Municipal Auth. Rev., Series 2009 A5, (Reading Hospital & Medical Center), VRDN, 0.50%, 9/2/10	12,685,000	12,685,000
Chester County Industrial Development Auth. Rev., (Delaware Valley Friends School), VRDN, 0.39%, 9/1/10 (LOC: Wells Fargo Bank N.A.)(1)	1,485,000	1,485,000
		14,170,000
PUERTO RICO — 2.3%
Austin Trust Various States GO, Series 2008-355, VRDN, 0.41%, 9/1/10 (LOC: Bank of America N.A.) (SBBPA: Bank of America N.A.)(1)	6,000,000	6,000,000
TENNESSEE — 3.1%
Bradley County Industrial Development Board Rev., (Kroger Co.), VRDN, 0.40%, 9/1/10 (LOC: U.S. Bank N.A.)	7,880,000	7,880,000

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Principal Amount	Value

TEXAS — 14.1%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.41%, 9/1/10	$ 12,500,000	$ 12,500,000
Crawford Education Facilities Corp. Rev., Series 2004 A, (University Parking System), VRDN, 0.73%, 9/2/10 (LOC: BNP Paribas)	9,800,000	9,800,000
Hale County Industrial Development Corp. Rev., (Struikmans), VRDN, 0.60%, 9/1/10 (LOC: Farm Credit Services of America and Bank of the West)	3,000,000	3,000,000
Muleshoe Economic Development Corp. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.55%, 9/1/10 (LOC: Wells Fargo Bank N.A.)	4,930,000	4,930,000
Texas Tax & Revenue Anticipation Notes Rev., 2.00%, 8/31/11	6,000,000	6,099,566
		36,329,566
WASHINGTON — 1.9%
Washington Economic Development Finance Auth. Rev., Series 2007 E, (Mesa Dairy LLC.), VRDN, 0.55%, 9/1/10 (LOC: Citizens Business Bank and Wells Fargo Bank N.A.)	3,780,000	3,780,000
Washington Finance Commission Nonprofit Housing Rev., (Nikkei Manor), VRDN, 0.51%, 9/1/10 (LOC: Bank of America N.A.)	1,100,000	1,100,000
		4,880,000
WISCONSIN — 2.5%
Milwaukee Redevelopment Auth. Rev., (La Causa, Inc.), VRDN, 0.50%, 9/1/10 (LOC: U.S. Bank N.A.)	2,360,000	2,360,000
Verona Industrial Development Rev., (Latitude Corp.), VRDN, 0.42%, 9/2/10 (LOC: U.S. Bank N.A.)	3,965,000	3,965,000
		6,325,000
TOTAL INVESTMENT SECURITIES — 99.3%		256,272,961
OTHER ASSETS AND LIABILITIES — 0.7%		1,763,745
TOTAL NET ASSETS — 100.0%		$258,036,706

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB - Federal Home Loan Bank GO - General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $31,103,000, which represented 12.1% of total net assets. None of these securities were considered illiquid.

Tax-Free Money Market – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of August 31, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities were classified as Level 2. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$256,272,961

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 27, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 27, 2010